UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06395

Dreyfus New York Municipal Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	01/31
Date of reporting period:	07/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Cash Management Funds

SEMIANNUAL REPORT July 31, 2016

Dreyfus Cash Management

Dreyfus Government Cash Management

Dreyfus Government Securities Cash Management

Dreyfus Treasury & Agency Cash Management

Dreyfus Treasury Securities Cash Management

Dreyfus Municipal Cash Management Plus

Dreyfus New York Municipal Cash Management

Dreyfus Tax Exempt Cash Management

Dreyfus California AMT-Free Municipal Cash Management

Contents

THE FUNDS

FOR MORE INFORMATION

Back Cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Cash Management Funds	The Funds

LETTERS TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for the Dreyfus Cash Management Funds (Taxable) covers the six-month period ended July 31, 2016. Over the reporting period, these funds achieved the following annualized yields and, taking into account the effects of compounding, the following annualized effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Cash Management
Institutional Shares	0.30	0.30
Investor Shares	0.06	0.06
Administrative Shares	0.20	0.20
Participant Shares	0.01	0.01
Agency Shares	0.24	0.25
Dreyfus Government Cash Management
Institutional Shares	0.21	0.21
Investor Shares	0.01	0.01
Administrative Shares	0.10	0.10
Participant Shares	0.01	0.01
Agency Shares	0.14	0.14
Dreyfus Government Securities Cash Management
Institutional Shares	0.19	0.19
Investor Shares	0.01	0.01
Administrative Shares	0.07	0.07
Participant Shares	0.01	0.01
Agency Shares	0.11	0.11
Dreyfus Treasury & Agency Cash Management
Institutional Shares	0.19	0.19
Investor Shares	0.01	0.01
Administrative Shares	0.08	0.08
Participant Shares	0.01	0.01
Agency Shares	0.12	0.12
Premier Shares	0.01	0.01
Dreyfus Treasury Securities Cash Management
Institutional Shares	0.16	0.16
Investor Shares	0.01	0.01
Administrative Shares	0.05	0.05
Participant Shares	0.01	0.01
Agency Shares	0.08	0.08

Effective April 2016, the funds Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management were renamed Dreyfus Government Securities Cash Management and Dreyfus Treasury Securities Cash Management, respectively.

Economy Grew Slowly Despite Robust Job Gains

The U.S. economic recovery has persisted so far in 2016 despite a number of global economic headwinds, including sluggish growth in several international markets. Although disappointing economic activity in China and plunging commodity prices sparked a global flight to traditional safe havens in the weeks before the reporting period began, domestic economic data proved better than expected in February 2016 as 233,000 jobs were added during the month, and the unemployment rate stayed steady. The service sector continued to expand, and the manufacturing sector contracted at a slower rate than in previous months. Meanwhile, fuel prices began to move slightly higher.

U.S. economic data generally remained positive in March, when 186,000 jobs were created. The unemployment rate inched higher to 5.0% as previously idle workers sought to reenter the labor force. Manufacturing activity expanded for the first time in six months due to surging order volumes and rebounding raw material prices. Still, a revised estimate from the U.S. Department of Commerce showed just a 0.8% annualized GDP growth rate for the first quarter of 2016.

April saw the addition of a relatively mild 144,000 new jobs, and the unemployment rate was unchanged at 5.0%. In contrast, manufacturing and utility output advanced strongly, as did retail sales, housing starts, and median home prices. Personal income climbed by 0.4% for the second consecutive month. Inflation accelerated in April at a 4.8% annualized rate, reflecting a strong recovery in energy prices.

Economic data remained mixed in May. Only 24,000 new jobs were created during the month. While the unemployment rate declined to 4.7%, the reduction was attributed to workers leaving the labor force. Housing starts and sales also moderated. On the other hand, food service and retail sales remained strong, and the manufacturing sector continued to expand. Inflation increased at a more moderate 2.4% annualized rate as fuel prices continued to rebound.

Global investors remained cautious in June amid uncertainty ahead of a referendum to decide on the United Kingdom’s continued membership in the European Union. Stocks and bonds experienced heightened turmoil when British citizens voted to leave the EU, but financial markets bounced back relatively quickly. Meanwhile, U.S. economic data turned more positive, as an unexpectedly robust 292,000 jobs were created during the month. The unemployment rate moved higher to 4.9%, reflecting the addition of more job seekers to the labor force. The U.S. Department of Labor also noted that consumer confidence had recovered to pre-recession levels, as evidenced by strong consumer spending. The manufacturing and services sectors continued to expand during the month.

Robust job growth continued in July with the addition of 255,000 more positions, and the unemployment rate remained unchanged. Average hourly earnings increased to 2.6% above year-ago levels while the personal savings rate declined. The manufacturing and services sectors continued to expand, albeit at slower rates than in June. Nonetheless, the U.S. Department of Commerce estimated that GDP grew at a relatively anemic 1.2% annualized rate over the second quarter of 2016.

Gradual and Modest Rate Hikes Expected

U.S. monetary policymakers have refrained from implementing any rate hikes so far in 2016. After its meeting in July, the Federal Reserve Board (the “Fed”) reiterated that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” While many analysts expect at least one rate hike over the next several months, any increases are likely to be modest.

The funds’ weighted average maturities generally remain consistent with industry averages, and we have maintained our focus on quality and liquidity.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency. Currently, each fund seeks to preserve the value of your investment at $1.00 per share. Beginning October 10, 2016, Dreyfus Cash Management will calculate its net asset value (NAV) to four decimals (e.g., $1.0000) and the fund NAV will “float,” meaning that it will fluctuate with changes in the values of the fund’s portfolio securities. It is possible to lose money by investing in any of the funds.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower and, in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Patricia A. Larkin
Senior Portfolio Manager
August 15, 2016

Dear Shareholder:

We are pleased to present the semiannual report for the Dreyfus Cash Management Funds (Tax Exempt). For the six-month period ended July 31, 2016, these tax-exempt money market funds achieved the following annualized yields and annualized effective yields:1,2

	Annualized Yield (%)	Annualized Effective Yield (%)
Dreyfus Municipal Cash Management Plus
Institutional Shares	0.02	0.02
Investor Shares	0.01	0.01
Administrative Shares	0.01	0.01
Participant Shares	0.01	0.01
Dreyfus New York Municipal Cash Management
Institutional Shares	0.09	0.09
Investor Shares	0.01	0.01
Administrative Shares	0.03	0.03
Participant Shares	0.01	0.01
Dreyfus Tax Exempt Cash Management
Institutional Shares	0.12	0.12
Investor Shares	0.01	0.01
Administrative Shares	0.05	0.05
Participant Shares	0.01	0.01
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares	0.07	0.07
Investor Shares	0.01	0.01
Participant Shares	0.01	0.01

The Federal Reserve Board (the “Fed”) refrained from raising short-term interest rates over the reporting period, and supply-and-demand dynamics kept yields of tax-exempt money market instruments at relatively low levels.

Global Economic Concerns Sparked a Flight to Quality

In the months before the reporting period began, persistent global economic challenges and sharp declines in commodity prices triggered a worldwide flight to traditional safe havens, such as U.S. Treasury securities. Robust investor demand caused high-quality U.S. bond yields to fall even after the Fed raised short-term interest rates in December 2015. These conditions persisted through mid-February 2016, when better-than-expected corporate earnings, strong U.S. employment data, and additional monetary easing from overseas central banks triggered a dramatic turnaround in market sentiment. Although investors’ risk appetites generally increased during the spring, demand remained strong for high-quality U.S. bonds that offered higher yields than were available in overseas markets. Consequently, interest rates generally remained low.

Reduced issuance volumes also put downward pressure on municipal money market yields. Rising tax receipts for most states and municipalities limited the need for financing, and robust investor demand was met with a relatively meager supply of new instruments. Expectations of higher short-term interest rates and anticipation of money market regulatory reform also convinced investors to stay focused on highly liquid instruments with short maturities. Consequently, yields of variable rate demand notes (VRDNs) remained near historical lows until the end of March, when seasonal factors sent yields higher. Yields of one-year notes also climbed moderately.

The U.S. economic recovery has continued to support better credit conditions for most municipal issuers. Rising revenues from personal income and sales taxes have enabled most state and local governments to balance their budgets, and reserve funds have rebounded to pre-recession levels. In California, budget surpluses have enabled the state to keep debt issuance at relatively low levels while high tax rates have supported investor demand. New York’s strong tax revenues have enabled the state to balance its budget and achieve better-than-average pension funding levels.

Maintaining a Prudent Investment Posture

Like most tax-exempt money market funds, we maintained a focus on highly liquid, short-term instruments in this uncertain market environment. We set the funds’ weighted average maturities in a range that is consistent with industry averages, which have remained low compared to historical norms. Indeed, the funds’ short weighted average maturities enabled them to capture higher VRDN yields more quickly when they spiked during the spring.

We also have continued to employ a careful and well-researched credit selection strategy. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have maintained broad diversification across municipal issuers and instruments backed by third parties. In our judgment, state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers should remain stable credits.

Gradual Rate Hikes Expected

The Fed has refrained from implementing any rate hikes so far in 2016, indicating at its July meeting that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.”

Therefore, while many analysts expect at least one additional rate hike this year, any increases are likely to be modest, and an emphasis on preservation of capital and liquidity remains the prudent course for fund management.

An investment in the funds is not insured or guaranteed by the FDIC or any other government agency. Currently, each fund seeks to preserve the value of your investment at $1.00 per share. Beginning October 10, 2016, Dreyfus Tax Exempt Cash Management will calculate its net asset value (NAV) to four decimals (e.g., $1.0000) and the fund NAV will “float,” meaning that it will fluctuate with changes in the values of the fund’s portfolio securities. It is possible to lose money by investing in any of the funds.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable) involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking, which is voluntary and temporary, not contractual, and can be terminated at any time without notice. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

Sincerely,

Colleen Meehan
Senior Portfolio Manager
August 15, 2016

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from February 1, 2016 to July 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended July 31, 2016
	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management
Expenses paid per $1,000†	$1.09	$2.29	$1.54	$2.54	$1.39	-
Ending value (after expenses)	$1.001.50	$1,000.30	$1,001.00	$1,000.10	$1,001.20	-
Annualized expense ratio (%)	.22	.46	.31	.51	.28	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.90	$1.89	$1.44	$1.89	$1.24	-
Ending value (after expenses)	$1,001.00	$1,000.10	$1,000.50	$1,000.10	$1,000.70	-
Annualized expense ratio (%)	.18	.38	.29	.38	.25	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.90	$1.79	$1.49	$1.79	$1.29	-
Ending value (after expenses)	$1,000.90	$1,000.10	$1,000.40	$1,000.10	$1,000.50	-
Annualized expense ratio (%)	.18	.36	.30	.36	.26	-
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.90	$1.79	$1.44	$1.79	$1.24	$1.79
Ending value (after expenses)	$1000.90	$1,000.10	$1,000.40	$1,000.10	$1,000.60	$1,000.10
Annualized expense ratio (%)	.18	.36	.29	.36	.25	.36
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.90	$1.59	$1.44	$1.64	$1.29	-
Ending value (after expenses)	$1,000.80	$1,000.10	$1,000.20	$1,000.10	$1,000.40	-
Annualized expense ratio (%)	.18	.32	.29	.33	.26	-

Expenses and Value of a $1,000 Investment (continued)
assuming actual returns for the six months ended July 31, 2016
	Institutional	Investor	Administrative	Participant
Dreyfus Municipal Cash Management Plus
Expenses paid per $1,000†	$1.29	$1.19	$1.39	$1.49
Ending value (after expenses)	$1,000.20	$1,000.20	$1,000.20	$1000.20
Annualized expense ratio (%)	.26	.24	.28	.30
Dreyfus New York Municipal Cash Management
Expenses paid per $1,000†	$1.04	$1.49	$1.34	$1.29
Ending value (after expenses)	$1,000.40	$1,000.10	$1,000.10	$1000.10
Annualized expense ratio (%)	.21	.30	.27	.26
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.90	$1.49	$1.19	$1.34
Ending value (after expenses)	$1,000.60	$1,000.10	$1,000.30	$1,000.10
Annualized expense ratio (%)	.18	.30	.24	.27
Dreyfus California AMT-Free Municipal Cash Management
Expenses paid per $1,000†	$.94	$1.34	-	$1.44
Ending value (after expenses)	$1,000.40	$1,000.10	-	$1000.10
Annualized expense ratio (%)	.19	.27	-	.29

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited) (continued)

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended July 31, 2016
	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management
Expenses paid per $1,000†	$1.11	$2.31	$1.56	$2.56	$1.41	-
Ending value (after expenses)	$1,023.77	$1,022.58	$1,023.32	$1,022.33	$1,023.47	-
Annualized expense ratio (%)	.22	.46	.31	.51	.28	-
Dreyfus Government Cash Management
Expenses paid per $1,000†	$.91	$1.91	$1.46	$1.91	$1.26	-
Ending value (after expenses)	$1,023.97	$1,022.97	$1,023.42	$1,022.97	$1,023.62	-
Annualized expense ratio (%)	.18	.38	.29	.38	.25	-
Dreyfus Government Securities Cash Management
Expenses paid per $1,000†	$.91	$1.81	$1.51	$1.81	$1.31	-
Ending value (after expenses)	$1,023.97	$1,023.07	$1,023.37	$1,023.07	$1,023.57	-
Annualized expense ratio (%)	.18	.36	.30	.36	.26	-
Dreyfus Treasury & Agency Cash Management
Expenses paid per $1,000†	$.91	$1.81	$1.46	$1.81	$1.26	$1.81
Ending value (after expenses)	$1,023.97	$1,023.07	$1,023.42	$1,023.07	$$1,023.62	$1,023.07
Annualized expense ratio (%)	.18	.36	.29	.36	.25	.36
Dreyfus Treasury Securities Cash Management
Expenses paid per $1,000†	$.91	$1.61	$1.46	$$1.66	$1.31	-
Ending value (after expenses)	$1,023.97	$1,023.27	$1,023.42	$1,023.22	$1,023.57	-
Annualized expense ratio (%)	.18	.32	.29	.33	.26	-

Expenses and Value of a $1,000 Investment (continued)
assuming a hypothetical 5% annualized return for the six months ended July 31, 2016
	Institutional	Investor	Administrative	Participant
Dreyfus Municipal Cash Management Plus
Expenses paid per $1,000†	$1.31	$1.21	$1.41	1.51
Ending value (after expenses)	$1,023.57	$1,023.67	$1,023.47	$1,023.37
Annualized expense ratio (%)	.26	.24	.28	.30
Dreyfus New York Municipal Cash Management
Expenses paid per $1,000†	$1.06	$1.51	$1.36	$1.31
Ending value (after expenses)	$1,023.82	$1,023.37	$1,023.52	$1,023.57
Annualized expense ratio (%)	.21	.30	.27	.26
Dreyfus Tax Exempt Cash Management
Expenses paid per $1,000†	$.91	$1.51	$1.21	$1.36
Ending value (after expenses)	$1,023.97	$1,023.37	$1,023.67	$1,023.52
Annualized expense ratio (%)	.18	.30	.24	.27
Dreyfus California AMT-Free Municipal Cash Management
Expenses paid per $1,000†	$.96	$1.36	-	$1.46
Ending value (after expenses)	$1,023.92	$1,023.52	-	$1,023.42
Annualized expense ratio (%)	.19	.27	-	.29

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

July 31, 2016 (Unaudited)

Dreyfus Cash Management Fund
Negotiable Bank Certificates of Deposit - 17.0%	Principal Amount ($)		Value ($)
Citibank N.A.
0.50%, 8/16/16 - 8/23/16	395,000,000		395,000,000
Credit Agricole CIB (Yankee)
0.52% - 0.60%, 8/4/16 - 8/31/16	700,000,000		700,000,000
DZ Bank AG (Yankee)
0.82%, 11/17/16	50,000,000		50,000,000
KBC Bank/NY (Yankee)
0.39%, 8/5/16	440,000,000		440,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.69%, 9/8/16	75,000,000	[a]	75,000,000
Mizuho Bank Ltd/NY (Yankee)
0.53%, 8/29/16	350,000,000	[a]	350,000,000
Norinchukin Bank/NY (Yankee)
0.62%, 8/3/16 - 8/16/16	450,000,000		450,000,000
Oversea-Chinese Banking Corp./NY (Yankee)
0.49%, 8/8/16 - 8/9/16	250,000,000		250,000,000
Societe Generale (Yankee)
0.52%, 8/31/16	100,000,000	[a]	99,999,998
Sumitomo Mitsui Trust Bank (Yankee)
0.52%, 8/8/16	200,000,000	[a]	200,000,000
Westpac Banking Corp/NY (Yankee)
0.99%, 8/15/16	250,000,000	[a,b]	250,000,000
Total Negotiable Bank Certificates of Deposit (cost $3,259,999,998)			3,259,999,998
Commercial Paper - 16.8%

Albion Capital LLC
0.58%, 8/16/16	156,038,000	[a]	156,000,291
American Honda Finance
0.55%, 8/23/16	55,000,000		54,981,514
BNP Paribas
0.56%, 9/12/16	500,000,000		499,673,333
BPCE
0.67%, 8/4/16	300,000,000		299,983,250
Caisse Des Depots Et Consignations
0.49%, 8/2/16	225,000,000		224,996,937
Credit Suisse New York
0.71%, 9/1/16	388,000,000		387,762,781
DBS Bank Ltd./Singapore
0.50%, 8/17/16	250,000,000	[a]	249,944,444
Lloyds Bank
0.53%, 8/30/16	250,000,000		249,893,264
Mitsubishi UFJ Trust and Banking Corp.
0.65%, 9/23/16	150,000,000	[a]	149,856,458
Mizuho Bank Ltd/NY
0.53%, 8/22/16	150,000,000	[a]	149,953,625
Sumitomo Mitsui Banking Corp.
0.64%, 8/12/16	500,000,000	[a]	499,902,222
Toronto-Dominion Holdings USA Inc.
0.54%, 8/30/16	300,000,000	[a]	299,869,500
Total Commercial Paper (cost $3,222,817,619)			3,222,817,619
Asset-Backed Commercial Paper - 4.6%

Alpine Securitization Ltd
0.55%, 8/31/16	150,000,000	[a]	149,931,250
Antalis S.A.
0.55%, 8/12/16	41,000,000	[a]	40,993,110

Dreyfus Cash Management Fund (continued)
Asset-Backed Commercial Paper - 4.6% (continued)	Principal Amount ($)		Value ($)
Cancara Asset Securitization
0.51% - 0.60%, 8/1/16 - 8/30/16	204,000,000	[a]	203,942,460
Gotham Funding Corp.
0.58%, 9/8/16	100,000,000	[a]	99,938,778
LMA Americas LLC
0.62%, 8/8/16	156,000,000	[a]	155,981,193
Regency Markets No. 1 LLC
0.55%, 8/17/16 - 8/22/16	234,266,000	[a]	234,201,092
Total Asset-Backed Commercial Paper (cost $884,987,883)			884,987,883
Time Deposits - 36.2%

Branch Banking & Trust Co. (Grand Cayman)
0.27%, 8/1/16	500,000,000		500,000,000
Credit Industriel et Commercial (Grand Cayman)
0.30%, 8/1/16	621,000,000		621,000,000
DnB Bank (Grand Cayman)
0.30%, 8/1/16	950,000,000		950,000,000
DZ Bank AG
0.30%, 8/1/16	390,000,000		390,000,000
Lloyds Bank (London)
0.30%, 8/1/16	500,000,000		500,000,000
Natixis New York (Grand Cayman)
0.30%, 8/1/16	658,000,000		658,000,000
Nordea Bank Finland
0.30%, 8/1/16	950,000,000		950,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.30%, 8/1/16	950,000,000		950,000,000
Svenska Handelsbanken (Grand Cayman)
0.30%, 8/1/16	500,000,000		500,000,000
Swedbank
0.30%, 8/1/16	950,000,000		950,000,000
Total Time Deposits (cost $6,969,000,000)			6,969,000,000
Repurchase Agreements - 25.4%

ABN AMRO Bank
0.38%, dated 7/29/16, due 8/1/16 in the amount of $150,004,750 (fully collateralized by $140,024,388 Corporate Debt Securities, 0.88%-10.50%, due 8/2/16-5/15/46, value $152,027,186 and $2,309,100 U.S. Treasuries (including strips), 1.38%-3%, due 10/31/19-11/15/45, value $2,448,914)	150,000,000		150,000,000
Citigroup Global Markets Holdings Inc.
0.40%, dated 7/29/16, due 8/1/16 in the amount of $375,012,500 (fully collateralized by $7,817,690,986 Agency Collateralized Mortgage Obligation, Interest Only, due 12/25/16-5/15/53, value $382,500,000)	375,000,000		375,000,000
Credit Agricole CIB
0.31%, dated 7/29/16, due 8/1/16 in the amount of $95,002,454 (fully collateralized by $86,448,568 U.S. Treasuries (including strips), 0%-4.50%, due 4/15/17-8/15/45, value $96,900,002)	95,000,000		95,000,000
Federal Reserve Bank of New York
0.25%, dated 7/29/16, due 8/1/16 in the amount of $3,000,062,500 (fully collateralized by $2,719,269,100 U.S. Treasuries (including strips), 2.75%, due 11/15/23, value $3,000,062,512)	3,000,000,000		3,000,000,000
Merrill Lynch & Co. Inc.
0.55%, dated 9/10/14-12/9/14, due 9/1/16 in the amount of $825,037,813 (fully collateralized by $14,279,981 Equities, value $663,750,110 and $106,413,000 U.S. Treasuries (including strips), 3.88%, due 4/15/29, value $226,022,764)	825,000,000	[c]	825,000,000
Mizuho Securities USA
0.55%, dated 7/29/16, due 8/1/16 in the amount of $220,010,083 (fully collateralized by $3,944,966,629 Agency Collateralized Mortgage Obligation, Interest Only, due 5/25/40-7/25/42, value $224,400,000)	220,000,000		220,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Cash Management Fund (continued)
Repurchase Agreements - 25.4% (continued)	Principal Amount ($)	Value ($)
Wells Fargo Securities LLC
0.52%, dated 7/25/16-7/26/16, due 8/1/16-8/2/16 in the amount of $225,022,750 (fully collateralized by $199,145,671 Money Market, 0%, due 8/5/16-3/2/18, value $202,937,084 and $27,120,000 Other Instrument (International Debt), 1.06%-2.13%, due 1/11/18-1/15/25, value $27,344,179)	225,000,000	225,000,000
Total Repurchase Agreements (cost $4,890,000,000)		4,890,000,000
Total Investments (cost $19,226,805,500)	100.0%	19,226,805,500
Liabilities, Less Cash and Receivables	.0%	(619,853)
Net Assets	100.0%	19,226,185,647

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to $3,365,514,421 or 17.5% of net assets.
b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of July 31, 2016 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At July 31, 2016, these securities amounted to $825,000,000 or 4.29% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banking	68.5
Repurchase Agreements	25.4
Asset-Backed/Multi-Seller Programs	2.3
Asset-Backed/Banking	1.3
Saving and Loans	1.2
Asset-Backed/Finance	.8
Finance	.3
Asset-Backed/Financial Services	.2
100.0

† Based on net assets.

See notes to financial statements.

Dreyfus Government Cash Management Fund
U.S. Government Agencies - 50.9%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Farm Credit Bank:
8/1/16	0.45	280,000,000	[a]	280,000,356
8/1/16	0.63	50,000,000	[a]	50,082,905
8/1/16	0.63	115,000,000	[a]	114,978,544
8/1/16	0.63	140,000,000	[a]	139,783,134
8/1/16	0.65	100,000,000	[a]	99,908,878
8/6/16	0.47	225,000,000	[a]	224,988,513
8/6/16	0.55	200,000,000	[a]	200,000,000
8/8/16	0.55	207,500,000	[a]	207,493,403
8/21/16	0.47	225,000,000	[a]	225,008,850
8/21/16	0.62	250,000,000	[a]	249,972,917
8/23/16	0.65	110,000,000	[a]	109,975,993
8/25/16	0.65	75,000,000	[a]	74,977,925
8/26/16	0.48	100,000,000	[a]	100,031,786
8/28/16	0.65	85,000,000	[a]	85,000,000
2/16/17	0.50	60,000,000		59,834,167
Federal Home Loan Bank:
8/5/16	0.54	200,000,000	[a]	200,000,000
8/17/16	0.47	50,000,000		49,989,556
8/19/16	0.49	150,000,000		149,963,250
8/19/16	0.57	500,000,000	[a]	499,994,522
8/22/16	0.65	50,000,000	[a]	50,000,000
8/23/16	0.58	750,000,000	[a]	750,000,000
8/25/16	0.50	170,000,000	[a]	169,994,962
8/25/16	0.57	84,000,000	[a]	84,000,000
8/26/16	0.58	500,000,000	[a]	499,982,313
8/27/16	0.56	300,000,000	[a]	300,000,000
9/2/16	0.42	110,000,000		109,958,755
9/6/16	0.34	300,000,000		299,898,000
9/8/16	0.41	15,000,000		14,993,508
9/9/16	0.38	395,750,000		395,587,258
9/12/16	0.41	25,000,000		24,988,042
9/14/16	0.41	704,000,000		703,651,520
9/14/16	0.61	200,000,000	[a]	200,000,000
9/15/16	0.35	315,000,000		314,861,062
9/16/16	0.40	314,500,000		314,339,256
9/19/16	0.41	25,000,000		24,986,049
9/22/16	0.41	25,000,000		24,985,194
9/28/16	0.37	62,275,000		62,237,877
9/29/16	0.60	350,000,000	[a]	350,000,000
9/30/16	0.41	25,000,000		24,982,917
10/11/16	0.42	100,000,000		99,917,167
10/12/16	0.45	250,000,000		249,777,000
10/13/16	0.62	500,000,000	[a]	500,000,000
10/14/16	0.45	100,000,000		99,997,978
10/19/16	0.37	138,500,000		138,387,546
10/19/16	0.63	300,000,000	[a]	300,000,000
10/21/16	0.38	777,500,000		776,841,037
10/26/16	0.38	200,000,000		199,818,444
10/26/16	0.49	100,000,000		99,996,933
10/27/16	0.66	581,700,000	[a]	581,648,814
10/28/16	0.37	100,078,000		99,987,485
11/9/16	0.44	171,000,000		170,790,189
11/14/16	0.45	100,000,000		99,869,333
11/16/16	0.44	125,900,000		125,735,351
12/16/16	0.41	100,000,000		99,843,972
12/27/16	0.42	25,000,000		24,956,833
12/30/16	0.43	99,000,000		98,820,415
2/6/17	0.55	100,000,000		99,986,177
Federal Home Loan Mortgage Corp.:
8/1/16	0.48	1,000,000,000	[b]	1,000,000,000
Federal National Mortgage Association:
8/8/16	0.49	200,000,000	[a,b]	199,977,693
8/26/16	0.52	361,000,000	[a,b]	360,982,061
9/21/16	0.59	500,000,000	[a,b]	500,000,000
10/21/16	0.59	200,000,000	[a,b]	199,997,737
Total U.S. Government Agencies (cost $13,968,763,577)				13,968,763,577

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Cash Management Fund (continued)
U.S. Treasury Notes - .2%	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
8/15/16	0.30	10,000,000	10,017,556
8/31/16	0.25	54,000,000	54,032,720
Total U.S. Treasury Notes (cost $64,050,276)			64,050,276
Repurchase Agreements - 46.9%
ABN AMRO Bank	0.35-0.36	375,000,000	375,000,000

dated 7/29/16, due 8/1/16 in the amount of $375,011,188 (fully collateralized by $492,603,029 Agency Mortgage-Backed Securities, Interest Only, due 8/15/39-6/20/46, value $306,000,002 and $66,415,073 U.S. Treasuries (including strips), 1.38%-3.38%, due 12/31/18-11/15/45, value $76,500,002)

Bank of Nova Scotia	0.32	375,000,000	375,000,000

dated 7/29/16, due 8/1/16 in the amount of $375,010,000 (fully collateralized by $114,891,875 Agency Debentures and Agency Strips, 0.90%-7.25%, due 4/25/17-5/15/30, value $144,312,686, $68,424,903 Agency Mortgage-Backed Securities, 2.50%-6.43%, due 12/1/22-7/20/46, value $49,150,258 and $182,819,578 U.S. Treasuries (including strips), 0%-6.13%, due 7/31/16-2/15/45, value $189,037,057)

Barclays Capital. Inc.	0.33	150,000,000	150,000,000
dated 7/29/16, due 8/1/16 in the amount of $150,004,125 (fully collateralized by $144,510,100 U.S. Treasuries (including strips), 2.50%, due 5/15/46, value $153,000,068)
CIBC World Markets PLC	0.32	300,000,000	300,000,000
dated 7/29/16, due 8/1/16 in the amount of $300,008,000 (fully collateralized by $262,834,985 U.S. Treasuries (including strips), 1.38%-4.38%, due 10/31/18-11/15/45, value $306,010,067)
Citigroup Global Markets Holdings Inc.	0.34	40,000,000	40,000,000
dated 7/29/16, due 8/1/16 in the amount of $40,001,133 (fully collateralized by $39,791,600 U.S. Treasuries (including strips), 1.63%, due 12/31/19, value $40,800,061)
Credit Agricole CIB	0.31-0.34	1,520,000,000	1,520,000,000

dated 7/29/16, due 8/1/16-8/5/16 in the amount of $1,520,079,544 (fully collateralized by $13,046,359 Agency Debentures and Agency Strips, 0%-1.38%, due 10/19/18-2/26/21, value $12,676,258, $1,464,591,450 Agency Mortgage-Backed Securities, 2%-8%, due 12/1/16-8/1/46, value $960,117,248 and $518,192,463 U.S. Treasuries (including strips), 0%-4.50%, due 4/15/17-2/15/46, value $577,606,590)

Federal Reserve Bank of New York	0.25	1,400,000,000	1,400,000,000
dated 7/29/16, due 8/1/16 in the amount of $1,400,029,167 (fully collateralized by $1,030,396,200 U.S. Treasuries (including strips), 1.38%-8%, due 5/31/20-2/15/37, value $1,400,029,192)
Goldman, Sachs & Co.	0.32	250,000,000	250,000,000
dated 7/29/16, due 8/1/16 in the amount of $250,006,667 (fully collateralized by $328,238,110 Agency Mortgage-Backed Securities, 2.62%-4%, due 5/1/22-6/1/45, value $255,000,000)
HSBC USA Inc.	0.31	1,150,000,000	1,150,000,000
dated 7/29/16, due 8/1/16 in the amount of $1,150,029,708 (fully collateralized by $951,590,437 U.S. Treasuries (including strips), 0%-3.88%, due 8/4/16-2/15/46, value $1,173,004,574)

Dreyfus Government Cash Management Fund (continued)
Repurchase Agreements - 46.9% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
JPMorgan Chase & Co.	0.33-0.42	330,000,000	330,000,000

dated 7/29/16, due 8/1/16 in the amount of $330,057,450 (fully collateralized by $282,432,720 Agency Mortgage-Backed Securities, 3.50%-5%, due 10/1/26-9/1/43, value $153,000,517 and $178,985,000 U.S. Treasuries (including strips), 1.38%-2%, due 2/28/21-5/31/21, value $183,601,402)

Mizuho Securities USA	0.34	100,000,000	100,000,000
dated 7/29/16, due 8/1/16 in the amount of $100,002,833 (fully collateralized by $98,236,600 U.S. Treasuries (including strips), 1.63%-2%, due 6/30/20-7/31/20, value $102,000,045)
Natixis New York Branch	0.35	3,600,000,000	3,600,000,000
dated 7/29/16, due 8/1/16 in the amount of $3,600,105,000 (fully collateralized by $3,469,148,011 U.S. Treasuries (including strips), 0.13%-8%, due 10/31/16-5/15/46, value $3,672,000,001)
RBC Capital Markets	0.32-0.34	500,000,000	500,000,000

dated 7/29/16, due 8/1/16 in the amount of $500,013,750 (fully collateralized by $278,223,482 Agency Mortgage-Backed Securities, 3.50%-6%, due 12/1/21-5/1/46, value $255,000,001 and $245,027,800 U.S. Treasuries (including strips), 0.13%-2.75%, due 11/15/16-11/15/25, value $255,000,075)

Societe Generale	0.35	250,000,000	250,000,000

dated 7/29/16, due 8/5/16 in the amount of $250,017,014 (fully collateralized by $211,003,000 Agency Debentures and Agency Strips, 2.10%, due 11/30/21, value $212,123,778 and $105,985,736 Agency Mortgage-Backed Securities, 2.50%-3.18%, due 7/1/23-3/1/46, value $42,876,308)

TD Securities (USA) LLC	0.33-0.35	555,000,000	555,000,000

dated 7/29/16, due 8/1/16-8/5/16 in the amount of $555,031,485 (fully collateralized by $440,713,525 Agency Mortgage-Backed Securities, 2.50%-4%, due 6/1/31-10/1/45, value $407,539,567 and $282,724,600 U.S. Treasuries (including strips), 0%-4.25%, due 6/30/17-8/15/45, value $158,560,589)

Wells Fargo Bank N.A.	0.36	250,000,000	250,000,000
dated 7/29/16, due 8/1/16 in the amount of $250,007,500 (fully collateralized by $365,893,858 Agency Mortgage-Backed Securities, 3%-3.50%, due 3/1/42-4/1/43, value $255,000,000)
Wells Fargo Securities LLC	0.36	1,750,000,000	1,750,000,000
dated 7/29/16, due 8/1/16 in the amount of $1,750,052,500 (fully collateralized by $1,716,029,288 Agency Mortgage-Backed Securities, 2.50%-3.50%, due 7/1/31-8/1/46, value $1,785,000,001)
Total Repurchase Agreements (cost $12,895,000,000)			12,895,000,000
Total Investments (cost $26,927,813,853)		98.0%	26,927,813,853
Cash and Receivables (Net)		2.0%	544,652,518
Net Assets		100.0%	27,472,466,371

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	46.9
Federal Home Loan Bank	34.5
Federal Farm Credit Bank	8.1
Federal National Mortgage Association	4.6
Federal Home Loan Mortgage Corp.	3.7
U.S. Treasury Notes	.2
98.0

† Based on net assets.

See notes to financial statements.

Dreyfus Government Securities Cash Management Fund
U.S. Government Agencies - 45.4%	Annualized Yield on Date of Purchase (%)	Principal Amount($)		Value($)
Federal Farm Credit Bank:
8/1/16	0.24	100,000,000		100,000,000
8/1/16	0.34	43,000,000	[a]	43,000,000
8/8/16	0.62	100,000,000	[a]	99,843,287
8/16/16	0.37	10,000,000	[a]	10,000,428
8/22/16	0.61	25,000,000	[a]	24,996,283
8/28/16	0.65	50,000,000	[a]	50,000,000
11/2/16	0.46	25,000,000		24,970,292
11/22/16	0.48	5,000,000		4,992,467
11/23/16	0.48	25,000,000		24,962,000
Federal Home Loan Bank:
8/1/16	0.15	89,000,000		89,000,000
8/3/16	0.27	100,000,000		99,998,500
8/5/16	0.31	50,000,000		49,998,278
8/8/16	0.54	100,000,000	[a]	100,000,000
8/10/16	0.31	50,000,000		49,996,188
8/15/16	0.56	100,000,000	[a]	100,000,000
8/22/16	0.65	50,000,000	[a]	50,000,000
8/25/16	0.57	66,000,000	[a]	66,000,000
8/26/16	0.54	34,250,000	[a]	34,249,715
8/29/16	0.43	100,000,000		99,966,944
9/2/16	0.32	100,000,000		99,971,556
9/7/16	0.39	116,257,000		116,209,976
9/9/16	0.40	50,000,000		49,978,442
9/12/16	0.40	100,000,000		99,953,917
9/14/16	0.41	50,000,000		49,974,944
9/16/16	0.40	50,000,000		49,974,444
9/21/16	0.41	40,700,000		40,676,648
9/22/16	0.45	70,504,000		70,458,172
9/23/16	0.42	73,000,000		72,955,399
9/28/16	0.45	12,565,000		12,565,818
10/5/16	0.42	50,000,000		49,962,083
10/21/16	0.38	20,000,000		19,983,035
11/2/16	0.40	100,000,000		99,896,667
Total U.S. Government Agencies (cost $1,954,535,483)				1,954,535,483
U.S. Treasury Bills - 5.8%
8/4/16	0.27	150,000,000		149,996,688
8/11/16	0.25	100,000,000		99,993,056
Total U.S. Treasury Bills (cost $249,989,744)				249,989,744
U.S. Treasury Floating Rate Notes - 4.1%
8/1/16	0.41	100,000,000	[a]	99,991,922
8/1/16	0.48	75,000,000	[a]	75,041,378
Total U.S. Treasury Floating Rate Notes (cost $175,033,300)				175,033,300
U.S. Treasury Notes - 34.2%
8/31/16	0.29	100,000,000		100,016,541
9/30/16	0.33	400,000,000		400,107,622
9/30/16	0.51	314,000,000		314,246,763
10/15/16	0.30	125,000,000		125,081,042
10/31/16	0.33	75,000,000		75,007,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Government Securities Cash Management Fund (continued)
U.S. Treasury Notes - 34.2% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount($)	Value($)
11/30/16	0.39	50,000,000	50,079,750
12/31/16	0.43	160,000,000	160,117,250
12/31/16	0.44	100,000,000	100,176,262
12/31/16	0.45	100,000,000	101,155,431
5/31/17	0.50	50,000,000	50,049,090
Total U.S. Treasury Notes (cost $1,476,037,638)			1,476,037,638
Total Investments (cost $3,855,596,165)		89.5%	3,855,596,165
Cash and Receivables (Net)		10.5%	453,074,638
Net Assets		100.0%	4,308,670,803

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Federal Home Loan Bank	36.5
U.S. Treasury Notes	34.2
Federal Farm Credit Bank	8.9
U.S. Treasury Bills	5.8
U.S. Treasury Floating Rate Notes	4.1
89.5

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury & Agency Cash Management Fund
U.S. Treasury Bills - 1.0%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
8/18/16 (cost $199,982,528)	0.19	200,000,000		199,982,528
U.S. Treasury Floating Rate Notes - 17.2%
8/1/16	0.40	250,000,000	[a]	249,991,038
8/1/16	0.40	150,000,000	[a]	149,991,165
8/1/16	0.41	200,000,000	[a]	199,998,984
8/1/16	0.45	175,000,000	[a]	174,915,189
8/1/16	0.48	200,000,000	[a]	200,056,388
8/1/16	0.49	655,000,000	[a]	655,184,010
8/1/16	0.55	1,180,000,000	[a]	1,179,009,615
8/1/16	0.59	700,000,000	[a]	700,017,466
Total U.S. Treasury Floating Rate Notes (cost $3,509,163,855)				3,509,163,855
U.S. Treasury Notes - 24.4%
8/31/16	0.51	639,650,000		639,642,929
8/31/16	0.51	250,000,000		250,098,595
9/30/16	0.32	270,000,000		270,077,079
9/30/16	0.35	837,000,000		837,875,289
10/15/16	0.45	340,000,000		340,115,940
10/31/16	0.51	575,000,000		575,686,223
10/31/16	0.57	475,000,000		478,011,691
11/30/16	0.40	116,000,000		116,179,201
11/30/16	0.44	100,000,000		100,017,376
12/31/16	0.43	130,000,000		130,097,870
12/31/16	0.44	380,000,000		380,669,959
1/15/17	0.40	517,000,000		517,789,584
4/30/17	0.47	297,000,000		302,807,287
5/31/17	0.50	40,000,000		40,039,272
Total U.S. Treasury Notes (cost $4,979,108,295)				4,979,108,295
Repurchase Agreements - 51.8%
ABN AMRO Bank	0.31-0.36	1,330,000,000		1,330,000,000

dated 7/28/16-7/29/16, due 8/1/16-8/4/16 in the amount of $1,330,053,525 (fully collateralized by $1,444,968,884 Agency Mortgage-Backed Securities, Interest Only, due 8/15/39-6/20/46, value $897,600,006 and $430,006,320 U.S. Treasuries (including strips), 1.38%-3%, due 10/31/19-11/15/45, value $459,000,090)

Barclays Capital. Inc.	0.33	150,000,000		150,000,000
dated 7/29/16, due 8/1/16 in the amount of $150,004,125 (fully collateralized by $145,436,400 U.S. Treasuries (including strips), 1.75%-2.50%, due 9/30/19-5/15/46, value $153,000,050)
CIBC World Markets PLC	0.32	350,000,000		350,000,000
dated 7/29/16, due 8/1/16 in the amount of $350,009,333 (fully collateralized by $337,335,000 U.S. Treasuries (including strips), 1.38%-3.13%, due 5/15/19-11/15/45, value $357,003,658)
Citigroup Global Markets Holdings Inc.	0.26-0.33	320,000,000		320,000,000
dated 7/29/16, due 8/1/16 in the amount of $320,007,342 (fully collateralized by $315,411,100 U.S. Treasuries (including strips), 1%-3.38%, due 9/15/17-4/30/20, value $326,400,192)
Credit Agricole CIB	0.31	1,079,000,000		1,079,000,000
dated 7/29/16, due 8/1/16 in the amount of $1,079,027,874 (fully collateralized by $981,873,739 U.S. Treasuries (including strips), 0%-4.50%, due 4/15/17-8/15/45, value $1,100,580,019)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Treasury & Agency Cash Management Fund (continued)
Repurchase Agreements - 51.8% (continued)	Annualized Yield on Date of Purchase (%)	Principal Amount ($)	Value ($)
Credit Suisse Securities LLC	0.36	150,000,000	150,000,000
dated 7/29/16, due 8/1/16 in the amount of $150,004,500 (fully collateralized by $860,477,549 Agency Mortgage-Backed Securities, Interest Only, due 1/20/17-3/15/58, value $153,004,973)
Federal Reserve Bank of New York	0.25	1,600,000,000	1,600,000,000
dated 7/29/16, due 8/1/16 in the amount of $1,600,033,333 (fully collateralized by $1,321,006,000 U.S. Treasuries (including strips), 1.38%-8%, due 5/31/20-2/15/24, value $1,600,033,439)
JPMorgan Chase & Co.	0.33	20,000,000	20,000,000
dated 7/29/16, due 8/1/16 in the amount of $20,000,550 (fully collateralized by $13,460,000 U.S. Treasuries (including strips), 4.75%, due 2/15/37, value $20,406,726)
Merrill Lynch & Co. Inc.	0.35	120,000,000	120,000,000
dated 7/29/16, due 8/1/16 in the amount of $120,003,500 (fully collateralized by $119,229,034 Agency Mortgage-Backed Securities, 4%, due 3/20/46, value $122,400,000)
Natixis New York Branch	0.35	3,600,000,000	3,600,000,000
dated 7/29/16, due 8/1/16 in the amount of $3,600,105,000 (fully collateralized by $3,469,148,011 U.S. Treasuries (including strips), 0.13%-8%, due 10/31/16-5/15/46, value $3,672,000,001)
Prudential Insurance	0.34	403,156,250	403,156,250
dated 7/29/16, due 8/1/16 in the amount of $403,167,673 (fully collateralized by $425,000,000 U.S. Treasuries (including strips), 0%-2.88%, due 8/15/27-8/15/45, value $411,219,375)
Societe Generale	0.32-0.34	1,185,000,000	1,185,000,000

dated 7/20/16-7/29/16, due 8/1/16-8/23/16 in the amount of $1,185,196,755 (fully collateralized by $1,129,715,839 U.S. Treasuries (including strips), 0%-9.13%, due 8/18/16-5/15/44, value $1,208,700,037)

Wells Fargo Bank N.A.	0.34	250,000,000	250,000,000
dated 7/29/16, due 8/1/16 in the amount of $250,007,083 (fully collateralized by $249,455,100 U.S. Treasuries (including strips), 1.50%, due 10/31/19-11/30/19, value $255,000,002)
Total Repurchase Agreements (cost $10,557,156,250)			10,557,156,250
Total Investments (cost $19,245,410,928)		94.4%	19,245,410,928
Cash and Receivables (Net)		5.6%	1,143,949,092
Net Assets		100.0%	20,389,360,020

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

Portfolio Summary (Unaudited) †	Value (%)
Repurchase Agreements	51.8
U.S. Treasury Notes	24.4
U.S. Treasury Floating Rate Notes	17.2
U.S. Treasury Bills	1.0
94.4

† Based on net assets.

See notes to financial statements.

Dreyfus Treasury Securities Cash Management Fund
U.S. Treasury Bills - 43.7%	Annualized Yield on Date of Purchase (%)	Principal Amount ($)		Value ($)
8/4/16	0.20	695,000,000		694,988,393
8/11/16	0.26	1,887,800,000		1,887,664,931
8/18/16	0.26	3,841,000,000		3,840,521,821
8/25/16	0.24	1,522,000,000		1,521,754,122
9/8/16	0.47	757,000,000		756,626,816
9/15/16	0.32	1,002,000,000		1,001,593,850
9/22/16	0.34	1,574,000,000		1,573,222,340
9/29/16	0.20	125,000,000		124,959,028
10/13/16	0.30	1,050,000,000		1,049,360,997
10/20/16	0.32	150,000,000		149,895,000
10/27/16	0.32	1,000,000,000		999,234,219
11/17/16	0.39	250,250,000		249,960,959
12/29/16	0.35	500,000,000		499,281,250
1/26/17	0.44	500,000,000		498,924,583
Total U.S. Treasury Bills (cost $14,847,988,309)				14,847,988,309
U.S. Treasury Floating Rate Notes - 13.5%
8/1/16	0.39	55,000,000	[a]	54,997,637
8/1/16	0.40	300,000,000	[a]	299,983,338
8/1/16	0.41	70,000,000	[a]	69,998,578
8/1/16	0.45	750,000,000	[a]	749,681,188
8/1/16	0.49	700,000,000	[a]	700,256,682
8/1/16	0.55	1,450,000,000	[a]	1,448,954,924
8/1/16	0.59	1,255,000,000	[a]	1,255,072,576
Total U.S. Treasury Floating Rate Notes (cost $4,578,944,923)				4,578,944,923
U.S. Treasury Notes - 42.3%
8/15/16	0.25	200,000,000		200,355,096
8/15/16	0.26	510,000,000		510,070,383
8/31/16	0.29	978,500,000		978,662,632
8/31/16	0.30	1,052,000,000		1,052,596,232
8/31/16	0.30	1,065,000,000		1,067,335,751
9/15/16	0.28	1,890,700,000		1,892,065,362
9/30/16	0.35	786,000,000		786,826,948
9/30/16	0.36	293,000,000		294,262,112
9/30/16	0.44	107,000,000		107,009,587
10/15/16	0.33	1,431,000,000		1,431,822,671
10/31/16	0.32	2,443,000,000		2,459,817,909
10/31/16	0.37	680,000,000		681,040,777
10/31/16	0.53	100,000,000		99,959,254
11/15/16	0.41	301,000,000		301,178,015
11/15/16	0.42	200,000,000		204,076,110
11/15/16	0.60	300,000,000		303,465,523
11/30/16	0.38	350,000,000		350,570,023
11/30/16	0.39	600,000,000		604,646,548
11/30/16	0.55	373,500,000		373,427,433
12/31/16	0.40	270,000,000		273,155,110
1/15/17	0.63	165,000,000		165,070,933
1/31/17	0.64	265,000,000		265,287,893
Total U.S. Treasury Notes (cost $14,402,702,302)				14,402,702,302
Total Investments (cost $33,829,635,534)		99.5%		33,829,635,534
Cash and Receivables (Net)		.5%		165,381,490
Net Assets		100.0%		33,995,017,024

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
U.S. Treasury Bills	43.7
U.S. Treasury Notes	42.3
U.S. Treasury Floating Rate Notes	13.5
99.5

† Based on net assets.

See notes to financial statements.

Dreyfus Municipal Cash Management Plus Fund
Short-Term Investments - 99.6%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alaska - 4.6%
Valdez, Marine Terminal Revenue, Refunding (Exxon Pipeline Company Project)	0.34	8/1/16	3,165,000	[a]	3,165,000
Colorado - 4.3%
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.45	8/7/16	3,000,000	[a]	3,000,000
Delaware - 3.9%
Delaware Health Facilities Authority, Revenue (Christiana Care Health Services)	0.38	8/1/16	2,690,000	[a]	2,690,000
Illinois - 2.9%
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.45	8/7/16	2,000,000	[a]	2,000,000
Iowa - 5.5%
Iowa Finance Authority, Revenue (YMCA and Rehabilitation Center Project) (LOC; Bank of America)	0.53	8/7/16	3,785,000	[a]	3,785,000
Maryland - 3.9%
Baltimore County, Revenue, Refunding (The Paths at Loveton Farms Apartments Facility) (LOC; M&T Bank)	0.47	8/7/16	2,735,000	[a]	2,735,000
Massachusetts - 3.4%
Massachusetts Health and Educational Facilities Authority, Revenue (The Henry Heywood Memorial Hospital Issue) (LOC; TD Bank)	0.39	8/1/16	2,385,000	[a]	2,385,000
Michigan - 6.6%
Pittsfield Township Economic Development Corporation, LOR, Refunding (Arbor Project) (LOC; Comerica Bank)	0.54	8/7/16	2,545,000	[a]	2,545,000
University of Michigan Regents, General Revenue	0.35	8/1/16	2,000,000	[a]	2,000,000
		4,545,000
Mississippi - 4.3%
Jackson County, Port Facility Revenue, Refunding (Chevron U.S.A. Inc. Project)	0.35	8/1/16	3,000,000	[a]	3,000,000
Missouri - 12.1%
Missouri Health and Educational Facilities Authority, Educational Facilities Revenue (Saint Louis University) (LOC; U.S. Bank NA)	0.40	8/1/16	6,600,000	[a]	6,600,000
Missouri Health and Educational Facilities Authority, Educational Facilities Revenue (Saint Louis University) (LOC; Wells Fargo Bank)	0.37	8/1/16	1,800,000	[a]	1,800,000
		8,400,000
Nevada - 4.4%
Clark County, Airport System Subordinate Lien Revenue (LOC; Royal Bank of Canada)	0.45	8/7/16	3,080,000	[a]	3,080,000
New Hampshire - 4.3%
New Hampshire Health and Education Facilities Authority, Revenue (University System of New Hampshire Issue) (Liquidity Facility; State Street Bank and Trust Co.)	0.39	8/1/16	3,000,000	[a]	3,000,000
New York - 15.7%
Monroe County Industrial Development Agency, Revenue (HDF-RWC Project 1, LLC - Robert Weslayan College Project) (LOC; M&T Trust)	0.49	8/7/16	2,600,000	[a]	2,600,000
New York City, GO Notes (Liquidity Facility; Royal Bank of Canada)	0.38	8/1/16	1,600,000	[a]	1,600,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Wells Fargo Bank)	0.41	8/7/16	3,680,000	[a]	3,680,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.38	8/1/16	2,000,000	[a]	2,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Municipal Cash Management Plus Fund (continued)
Short-Term Investments - 99.6% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 15.7% (continued)
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue (Liquidity Facility; Northern Trust Company)	0.39	8/1/16	1,000,000	[a]	1,000,000
		10,880,000
North Carolina - 5.8%
Charlotte-Mecklenburg Hospital Authority, Health Care Revenue (Carolinas HealthCare System) (LOC; Wells Fargo Bank)	0.37	8/1/16	4,000,000	[a]	4,000,000
Ohio - 3.6%
Union Township, GO Notes, BAN (Various Purpose)	1.50	9/8/16	2,500,000		2,502,452
Pennsylvania - 1.4%
Philadelphia Authority for Industrial Development, Revenue (NewCourtland Elder Services Project) (LOC: PNC Bank NA)	0.39	8/1/16	1,000,000	[a]	1,000,000
Texas - 8.6%
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.38	8/1/16	4,000,000	[a]	4,000,000
Houston, CP (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.60	8/12/16	2,000,000		2,000,000
		6,000,000
Wisconsin - 4.3%
Hudson School District, GO Notes, BAN	2.00	8/8/16	3,000,000		3,000,771
Total Investments (cost $69,168,223)			99.6%	69,168,223
Cash and Receivables (Net)			0.4%	290,437
Net Assets			100.0%	69,458,660

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

Portfolio Summary (Unaudited) †	Value (%)
Health Care	25.7
Education	23.6
Industrial	12.6
Utility-Water and Sewer	8.2
CIty	5.2
Special Tax	5.1
Transportation Services	4.4
State/Territory	4.3
Housing	4.0
County	3.6
Other	2.9
99.6

† Based on net assets.

See notes to financial statements.

Dreyfus New York Municipal Cash Management Fund
Short-Term Investments - 101.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 101.5%
Albany Industrial Development Agency, Civic Facility Revenue (Albany Medical Center Hospital Project) (LOC; Bank of America)	0.55	8/7/16	1,800,000	[a]	1,800,000
Build New York City Resource Corporation, Revenue (Federation of Protestant Welfare Agencies, Inc. Project) (LOC; TD Bank)	0.47	8/7/16	1,200,000	[a]	1,200,000
Connetquot Central School District of Islip, GO Notes, BAN	1.50	9/2/16	2,500,000		2,501,969
Dutchess County Industrial Development Agency, Civic Facility Revenue (Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.49	8/7/16	2,900,000	[a]	2,900,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.49	8/7/16	4,385,000	[a]	4,385,000
Franklin County Industrial Development Agency, Civic Facility Revenue (Paul Smith's College Project) (LOC; U.S. Bank NA)	0.50	8/7/16	405,000	[a]	405,000
Franklin County Industrial Development Agency, Civic Facility Revenue (Trudeau Institute, Inc. Project) (LOC; HSBC Bank USA)	0.60	8/7/16	705,000	[a]	705,000
Metropolitan Transportation Authority, Transportation Revenue (LOC; TD Bank)	0.45	8/7/16	3,275,000	[a]	3,275,000
Nassau County Interim Finance Authority, Sales Tax Secured Revenue (Liquidity Facility; BMO Harris Bank NA)	0.43	8/7/16	10,000,000	[a]	10,000,000
New York City, GO Notes (LOC; Morgan Stanley Bank)	0.49	8/7/16	12,500,000	[a]	12,500,000
New York City, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.44	8/7/16	11,000,000	[a]	11,000,000
New York City, GO Notes (LOC; Sumitomo Mitsui Banking Corp.)	0.46	8/7/16	9,000,000	[a]	9,000,000
New York City, GO Notes, Refunding	3.00	8/1/16	3,600,000		3,600,000
New York City, GO Notes, Refunding, (Liquidity Facility; California Public Employees Retirement System)	0.39	8/1/16	12,500,000	[a]	12,500,000
New York City Capital Resource Corporation, Recovery Zone Facility Revenue (WytheHotel Project) (LOC; M&T Trust)	0.47	8/7/16	3,800,000	[a]	3,800,000
New York City Capital Resource Corporation, Revenue (Loan Enhanced Assistance Program - Cobble Hill Health Center, Inc. Project) (LOC; Bank of America)	0.56	8/7/16	440,000	[a]	440,000
New York City Housing Development Corporation, MFHR (456 Washington Street) (Liquidity Facility; TD Bank)	0.42	8/7/16	7,300,000	[a]	7,300,000
New York City Industrial Development Agency, Civic Facility Revenue (Jewish Community Center on the Upper West Side, Inc. Project) (LOC; M&T Trust)	0.49	8/7/16	4,150,000	[a]	4,150,000
New York City Industrial Development Agency, Civic Facility Revenue (Sephardic Community Youth Center, Inc. Project) (LOC; M&T Trust)	0.49	8/7/16	6,800,000	[a]	6,800,000
New York City Industrial Development Agency, Civic Facility Revenue (Spence-Chapin, Services to Families and Children Project) (LOC; TD Bank)	0.47	8/7/16	8,095,000	[a]	8,095,000
New York City Industrial Development Agency, Civic Facility Revenue (The Allen-Stevenson School Project) (LOC; JPMorgan Chase Bank)	0.47	8/7/16	3,455,000	[a]	3,455,000
New York City Industrial Development Agency, Civic Facility Revenue (Village Community School Project) (LOC; TD Bank)	0.52	8/7/16	2,700,000	[a]	2,700,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Citibank NA)	0.40	8/1/16	8,300,000	[a]	8,300,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.40	8/7/16	5,000,000	[a]	5,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus New York Municipal Cash Management Fund (continued)
Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 101.5% (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; TD Bank)	0.39	8/1/16	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority, Building Aid Revenue (Citigroup ROCS, Series RR II R-14076) (Liquidity Facility; Citibank NA)	0.46	8/7/16	6,250,000	[a,b,c]	6,250,000
New York City Transitional Finance Authority, Future Tax Secured Revenue (LOC; Morgan Stanley Bank)	0.44	8/1/16	13,000,000	[a]	13,000,000
New York Local Government Assistance Corporation, Subordinate Lien Revenue, Refunding (Liquidity Facility; Bank of America)	0.46	8/7/16	20,000,000	[a]	20,000,000
New York State Dormitory Authority, Revenue (Catholic Health System Obligated Group) (LOC; HSBC Bank USA)	0.47	8/7/16	5,305,000	[a]	5,305,000
New York State Dormitory Authority, Revenue (Highland Community Development Corporation) (LOC; HSBC Bank USA)	0.48	8/7/16	3,000,000	[a]	3,000,000
New York State Dormitory Authority, Revenue (The Rockefeller University) (Liquidity Facility; JPMorgan Chase Bank)	0.44	8/7/16	15,000,000	[a]	15,000,000
New York State Housing Finance Agency, Housing Revenue (29 Flatbush Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.47	8/7/16	4,500,000	[a]	4,500,000
New York State Housing Finance Agency, Housing Revenue (29 Flatbush Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.47	8/7/16	14,000,000	[a]	14,000,000
New York State Housing Finance Agency, Housing Revenue (42nd Street and 10th Avenue Project) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.40	8/7/16	2,000,000	[a]	2,000,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.39	8/1/16	1,400,000	[a]	1,400,000
New York State Housing Finance Agency, Housing Revenue (80 DeKalb Avenue) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.45	8/7/16	6,000,000	[a]	6,000,000
New York State Housing Finance Agency, Housing Revenue (Baisley Park Gardens) (LOC; Citibank NA)	0.47	8/7/16	5,835,000	[a]	5,835,000
New York State Housing Finance Agency, Housing Revenue (North End Avenue) (Liquidity Facility; FNMA and LOC; FNMA)	0.45	8/7/16	3,500,000	[a]	3,500,000
New York State Housing Finance Agency, Service Contract Revenue, Refunding (LOC; Bank of America)	0.46	8/7/16	11,085,000	[a]	11,085,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank, State Street Bank and Trust and Co., Toronto-Dominion Bank and Wells Fargo Bank)	0.45	8/15/16	10,000,000		10,000,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank, State Street Bank and Trust and Co., Toronto-Dominion Bank and Wells Fargo Bank)	0.45	8/18/16	5,909,000		5,909,000
Orange County Industrial Development Agency, Civic Facility Revenue (Tuxedo Park School Project) (LOC; M&T Trust)	0.49	8/7/16	200,000	[a]	200,000
Port Authority of New York and New Jersey, CP	0.43	8/1/16	7,000,000		7,000,000
Putnam County Industrial Development Agency, Civic Facility Revenue (United Cerebral Palsy of Putnam and Southern Dutchess Project) (LOC; TD Bank)	0.47	8/7/16	1,235,000	[a]	1,235,000
Saratoga County Capital Resource Corporation, Revenue (The Saratoga Hospital Project) (LOC; HSBC Bank USA)	0.47	8/7/16	7,795,000	[a]	7,795,000
Syracuse Industrial Development Agency, Civic Facility Revenue (Community Development Properties - Vanderbilt/Larned Project) (LOC; M&T Trust)	0.49	8/7/16	1,165,000	[a]	1,165,000
Syracuse Industrial Development Agency, Civic Facility Revenue (Crouse Health Hospital, Inc. Project) (LOC; HSBC Bank USA)	0.47	8/7/16	905,000	[a]	905,000

Dreyfus New York Municipal Cash Management Fund (continued)
Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 101.5% (continued)
Tender Option Bond Trust Receipts (Series 2015-ZF0271), (Port Authority of New York and New Jersey, Consolidated Bonds 163rd Series) (Liquidity Facility; Royal Bank of Canada)	0.47	8/7/16	4,600,000	[a,b,c]	4,600,000
Tender Option Bond Trust Receipts (Series 2016-XF2344), (New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue (New York City Muncipal Water Finance Authority Projects)) (Liquidity Facility; Citibank NA)	0.46	8/7/16	2,200,000	[a,b,c]	2,200,000
Tender Option Bond Trust Receipts (Series 2016-ZF0464), (New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)) (Liquidity Facility; Royal Bank of Canada and LOC; Royal Bank of Canada)	0.48	8/7/16	4,300,000	[a,b,c]	4,300,000
Tender Option Bond Trust Receipts (Series 2016-ZM0128), (New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.47	8/7/16	4,375,000	[a,b,c]	4,375,000
Tender Option Bond Trust Receipts (Series 2016-ZM0129), (New York State Urban Development Corporation, State Personal Income Tax Revenue (General Purpose)) (Liquidity Facility; Royal Bank of Canada)	0.47	8/7/16	4,240,000	[a,b,c]	4,240,000
Three Village Central School District of Brookhaven and Smithtown, GO Notes, BAN	2.00	8/26/16	2,850,000		2,852,739
Tonawanda, GO Notes, BAN (Various Purposes)	2.00	9/1/16	5,500,000		5,506,545
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels) (Liquidity Facility; JPMorgan Chase Bank)	0.45	8/7/16	5,700,000	[a]	5,700,000
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels) (LOC; State Street Bank and Trust Co.)	0.42	8/7/16	3,510,000	[a]	3,510,000
Total Investments (cost $310,180,253)			101.5%	310,180,253
Liabilities, Less Cash and Receivables			(1.5%)	(4,637,789)
Net Assets			100.0%	305,542,464

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to $25,965,000 or 8.5% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Housing	19.5
Special Tax	18.9
City	17.7
Education	8.9
Transportation Services	7.9
Industrial	7.0
Health Care	6.3
Utility-Water and Sewer	5.7
Utility-Electric	5.2
Lease	3.2
Other	1.2
101.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management Fund
Short-Term Investments - 100.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 2.5%
Chatom Industrial Development Board, Gulf Opportunity Zone Revenue (PowerSouth Energy Cooperative Projects) (LOC; National Rural Utilities Cooperative Finance Corporation)	0.62	8/7/16	15,000,000	[a]	15,000,000
Mobile County Industrial Development Authority, Gulf Opportunity Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.43	8/7/16	16,000,000	[a]	16,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity Zone Revenue (Hunt Refining Project) (LOC; Bank of Nova Scotia)	0.46	8/7/16	15,000,000	[a]	15,000,000
		46,000,000
Arizona - .9%
Arizona Health Facilities Authority, Revenue, Refunding (Phoenix Children's Hospital) (P-FLOATS Series MT-836) (Liquidity Facility; Bank of America and LOC; Bank of America)	0.64	8/7/16	10,495,000	[a,b,c]	10,495,000
Tender Option Bond Trust Receipts (Series 2015-ZM0125), (Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Revenue) (Liquidity Facility; Royal Bank of Canada)	0.47	8/7/16	1,900,000	[a,b,c]	1,900,000
Yavapai County Industrial Development Authority, Revenue (Skanon Investments, Inc. - Drake Cement Project) (LOC; Citibank NA)	0.50	8/7/16	4,500,000	[a]	4,500,000
		16,895,000
California - 1.4%
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	0.38	8/7/16	16,835,000	[a]	16,835,000
East Bay Municipal Utility District, Water System Revenue, Refunding (Liquidity Facility; Wells Fargo Bank)	0.38	8/7/16	8,045,000	[a]	8,045,000
		24,880,000
Colorado - 10.5%
Colorado Educational and Cultural Facilities Authority, Revenue, Refunding (The Nature Conservancy Project)	0.47	8/7/16	64,665,000	[a]	64,665,000
Colorado Health Facilities Authority, Health Facilities Revenue (The Evangelical Lutheran Good Samaritan Society Project) (LOC; U.S. Bank NA)	0.44	8/7/16	8,530,000	[a]	8,530,000
Colorado Health Facilities Authority, Revenue (SCL Health System)	0.44	8/7/16	6,000,000	[a]	6,000,000
JPMorgan Chase Putters Drivers Trust (Series 5008), (Colorado Health Facilities Authority, HR (Children's Hospital Colorado Project)) (Liquidity; JPMorgan Chase Bank and LOC; JPMorgan Chase Bank)	0.39	8/1/16	13,000,000	[a,b,c]	13,000,000
Sheridan Redevelopment Agency, Tax Increment Revenue, Refunding (South Santa Fe Drive Corridor Redevelopment Project) (LOC; JPMorgan Chase Bank)	0.49	8/7/16	13,835,000	[a]	13,835,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.45	8/7/16	42,000,000	[a]	42,000,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.45	8/7/16	43,335,000	[a,b]	43,335,000
		191,365,000
Delaware - 2.2%
Delaware Health Facilities Authority, Revenue (Christiana Care Health Services)	0.44	8/7/16	40,000,000	[a]	40,000,000
Florida - 4.2%
Gainesville, Utilities System Revenue (Liquidity Facility; Bank of America)	0.45	8/7/16	20,000,000	[a]	20,000,000
Gainesville, Utilities System Revenue, CP (Liquidity Facility; Bank of America)	0.46	8/16/16	25,000,000		25,000,000
Highlands County Health Facilities Authority, HR, Refunding (Adventist Health System/Sunbelt Obligated Group)	0.42	8/7/16	2,300,000	[a]	2,300,000

Dreyfus Tax Exempt Cash Management Fund (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 4.2% (continued)
Jacksonville Electric Authority, Electric System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.48	8/17/16	9,800,000		9,800,000
Jacksonville Electric Authority, Water and Sewer System Subordinated Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.46	8/7/16	12,900,000	[a]	12,900,000
Jacksonville Electric Authority, Water and Sewer System Subordinated Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.44	8/7/16	7,470,000	[a]	7,470,000
		77,470,000
Georgia - 1.8%
Fulton County Development Authority, Revenue (Children's Healthcare of Atlanta, Inc. Project) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.49	8/7/16	5,835,000	[a]	5,835,000
Paulding County Hospital Authority, RAC (Wellstar Health System) (LOC; Northern Trust Company)	0.46	8/7/16	6,875,000	[a]	6,875,000
Private Colleges and Universities Authority, Revenue (Emory University)	0.44	8/7/16	19,550,000	[a]	19,550,000
		32,260,000
Illinois - 6.0%
Brookfield, Revenue (Brookfield Zoo Project) (LOC; Northern Trust Company)	0.50	8/7/16	30,720,000	[a]	30,720,000
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.45	8/7/16	26,000,000	[a]	26,000,000
Galesburg, Revenue (Knox College Project) (LOC; PNC Bank NA)	0.46	8/7/16	4,700,000	[a]	4,700,000
Illinois Development Finance Authority, Revenue (Sinai Community Institute Project) (LOC; JPMorgan Chase Bank)	0.48	8/7/16	5,000,000	[a]	5,000,000
Illinois Finance Authority, IDR (Fitzpatrick Brothers, Inc. Project) (Liquidity Facility; Northern Trust Company)	0.52	8/7/16	3,280,000	[a]	3,280,000
Illinois Finance Authority, Revenue (Ingalls Health System Obligated Group) (LOC; JPMorgan Chase Bank)	0.47	8/7/16	19,100,000	[a]	19,100,000
Illinois Finance Authority, Revenue (Steppenwolf Theatre Company Project) (LOC; Northern Trust Company)	0.45	8/7/16	10,350,000	[a]	10,350,000
Tender Option Bond Trust Receipts (Series 2015-XM0078), (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (Liquidity Facility; Royal Bank of Canada)	0.48	8/7/16	10,365,000	[a,b,c]	10,365,000
		109,515,000
Indiana - 2.7%
Indiana Finance Authority, HR (Parkview Health System Obligated Group) (Parkview Health System Obligated Group) (LOC; Wells Fargo Bank)	0.40	8/7/16	50,000,000	[a]	50,000,000
Kentucky - .7%
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.) (LOC; JPMorgan Chase Bank)	0.37	8/1/16	6,665,000	[a]	6,665,000
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.) (LOC; PNC Bank NA)	0.45	8/7/16	6,300,000	[a]	6,300,000
		12,965,000
Louisiana - 4.7%
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Kenner Theatres, L.L.C. Project) (LOC; FHLB)	0.45	8/7/16	3,650,000	[a]	3,650,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.37	8/1/16	15,200,000	[a]	15,200,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.43	8/7/16	33,215,000	[a]	33,215,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.43	8/7/16	25,000,000	[a]	25,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management Fund (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 4.7% (continued)
Port of New Orleans Board of Commissioners, Subordinate Lien Revenue, Refunding (LOC; FHLB)	0.45	8/7/16	8,195,000	[a]	8,195,000
		85,260,000
Maryland - 3.1%
Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue (Crusaders Arms Apartments) (LOC; FHLMC)	0.47	8/7/16	1,800,000	[a]	1,800,000
Maryland Department of Housing and Community Development, Community Development Administration, Residential Revenue (Liquidity Facility; TD Bank)	0.43	8/7/16	4,500,000	[a]	4,500,000
Maryland Economic Development Corporation, EDR (Catholic Relief Services Facility) (LOC; Bank of America)	0.49	8/7/16	16,825,000	[a]	16,825,000
Maryland Economic Development Corporation, Revenue (Easter Seals Facility) (LOC; M&T Trust)	0.49	8/7/16	5,935,000	[a]	5,935,000
Maryland Health and Higher Educational Facilities Authority, Revenue (Stella Maris Issue) (LOC; M&T Trust)	0.46	8/7/16	7,435,000	[a]	7,435,000
Maryland Stadium Authority, Sports Facilities LR, Refunding (Football Stadium Issue) (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.45	8/7/16	13,900,000	[a]	13,900,000
Montgomery County, Consolidated Public Improvement GO Notes, BAN (Liquidity Facility; Wells Fargo Bank)	0.38	8/1/16	7,000,000	[a]	7,000,000
		57,395,000
Massachusetts - 1.5%
Marblehead, GO Notes, BAN	2.00	8/5/16	12,200,000		12,201,966
Massachusetts Health and Educational Facilities Authority, Revenue (Baystate Medical Center Issue) (LOC; Wells Fargo Bank)	0.37	8/1/16	9,675,000	[a]	9,675,000
Massachusetts Housing Finance Agency, Housing Revenue (Princeton Westford Project) (LOC; Bank of America)	0.47	8/7/16	4,700,000	[a]	4,700,000
		26,576,966
Michigan - 1.2%
Michigan Housing Development Authority, SFMR (Liquidity Facility; FHLB)	0.46	8/7/16	19,200,000	[a]	19,200,000
Michigan Strategic Fund, LOR (Air Products and Chemicals, Inc. Project)	0.36	8/1/16	2,200,000	[a]	2,200,000
		21,400,000
Minnesota - 4.0%
Cohasset, Revenue, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	0.55	8/7/16	5,100,000	[a]	5,100,000
Hennepin County, GO Notes (Liquidity Facility; U.S. Bank NA)	0.43	8/7/16	21,000,000	[a]	21,000,000
Midwest Consortium of Municipal Utilities, Revenue (Minnesota Municipal Utilities Association Financing Program) (LOC; U.S. Bank NA)	0.42	8/7/16	5,560,000	[a]	5,560,000
Minneapolis, Revenue (University Gateway Project) (Liquidity Facility; Wells Fargo Bank)	0.42	8/7/16	5,500,000	[a]	5,500,000
Rochester, Health Care Facilities Revenue (Mayo Clinic) (Liquidity Facility; Bank of America)	0.40	8/7/16	10,000,000	[a]	10,000,000
Southern Minnesota Municipal Power Agency, Power Supply System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.48	8/17/16	25,000,000		25,000,000
		72,160,000
Mississippi - 1.6%
Jackson County, PCR, Refunding (Chevron U.S.A. Inc. Project)	0.39	8/1/16	27,305,000	[a]	27,305,000
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.41	8/7/16	2,750,000	[a]	2,750,000
		30,055,000

Dreyfus Tax Exempt Cash Management Fund (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 1.3%
Missouri Health and Educational Facilities Authority, Educational Facilities Revenue (Saint Louis University) (LOC; Wells Fargo Bank)	0.37	8/1/16	5,000,000	[a]	5,000,000
Missouri Health and Educational Facilities Authority, Revenue (Ascension Health Senior Health Group)	0.43	8/7/16	6,575,000	[a]	6,575,000
Saint Charles County Public Water Supply District Number 2, COP (Project Lease Agreement) (LOC; Bank of America)	0.49	8/7/16	13,000,000	[a]	13,000,000
		24,575,000
Nebraska - 1.0%
Nebraska Investment Finance Authority, SFHR (Liquidity Facility; FHLB)	0.44	8/7/16	15,375,000	[a]	15,375,000
Tender Option Bond Trust Receipts (Series 2015-XF2206), (University of Nebraska Board of Regents, Revenue (University of Nebraska-Lincoln Student Fees and Facilities)) (Liquidity Facility; Citibank NA)	0.48	8/7/16	3,100,000	[a,b,c]	3,100,000
		18,475,000
New Hampshire - .6%
New Hampshire Health and Education Facilities Authority, Revenue (University System of New Hampshire Issue) (Liquidity Facility; State Street Bank and Trust Co.)	0.39	8/1/16	11,750,000	[a]	11,750,000
New York - 12.4%
Dutchess County Industrial Development Agency, Civic Facility Revenue (Anderson Foundation for Autism, Inc. Project) (LOC; M&T Trust)	0.49	8/7/16	6,485,000	[a]	6,485,000
Dutchess County Industrial Development Agency, Civic Facility Revenue (Arbor Ridge at Brookmeade Project) (LOC; M&T Trust)	0.49	8/7/16	8,635,000	[a]	8,635,000
Lancaster Industrial Development Agency, Civic Facility Revenue (GreenField Manor, Inc. Project) (LOC; M&T Trust)	0.47	8/7/16	5,365,000	[a]	5,365,000
New York City, GO Notes (Liquidity Facility; Bank of America)	0.35	8/1/16	25,000,000	[a]	25,000,000
New York City, GO Notes (LOC; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.46	8/7/16	15,000,000	[a]	15,000,000
New York City Housing Development Corporation, MFHR (Sustainable Neighborhood Bonds) (Liquidity Facility; Wells Fargo Bank)	0.42	8/7/16	3,500,000	[a]	3,500,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.42	8/1/16	3,000,000	[a]	3,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.36	8/1/16	7,200,000	[a]	7,200,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Bank of America)	0.35	8/1/16	10,000,000	[a]	10,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.40	8/7/16	10,000,000	[a]	10,000,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.38	8/1/16	4,600,000	[a]	4,600,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; Royal Bank of Canada)	0.44	8/7/16	13,200,000	[a]	13,200,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue (Liquidity Facility; TD Bank)	0.39	8/1/16	39,950,000	[a]	39,950,000
New York City Transitional Finance Authority, Future Tax Secured Revenue (LOC; Morgan Stanley Bank)	0.44	8/1/16	7,000,000	[a]	7,000,000
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue (Liquidity Facility; Northern Trust Company)	0.39	8/1/16	13,400,000	[a]	13,400,000
New York City Transitional Finance Authority, Revenue (New York City Recovery) (Liquidity Facility; Royal Bank of Canada)	0.38	8/1/16	6,715,000	[a]	6,715,000
New York Housing Finance Agency, Housing Revenue (330 Riverdale Avenue Apartments) (LOC; Bank of America)	0.47	8/7/16	9,200,000	[a]	9,200,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management Fund (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 12.4% (continued)
New York State Dormitory Authority, Revenue (The Rockefeller University) (Liquidity Facility; JPMorgan Chase Bank)	0.44	8/7/16	26,700,000	[a]	26,700,000
New York State Power Authority, CP (Liquidity Facility: JPMorgan Chase Bank, State Street Bank and Trust and Co., Toronto-Dominion Bank and Wells Fargo Bank)	0.45	8/15/16	3,000,000		3,000,000
Tompkins County Industrial Development Agency, Civic Facility Revenue (Community Development Properties Ithaca, Inc. Project) (LOC; M&T Trust)	0.54	8/7/16	7,880,000	[a]	7,880,000
		225,830,000
North Carolina - 6.0%
Charlotte-Mecklenburg Hospital Authority, Health Care Revenue (Carolinas HealthCare System) (LOC; Wells Fargo Bank)	0.37	8/1/16	34,100,000	[a]	34,100,000
Guilford County, GO Notes (Liquidity Facility; Branch Banking and Trust Co.)	0.46	8/7/16	25,715,000	[a]	25,715,000
North Carolina, LOR, Refunding (Citigroup ROCS, Series 2015-XF2113) (Liquidity Facility; Citibank NA)	0.46	8/7/16	2,800,000	[a,b,c]	2,800,000
North Carolina Capital Facilities Finance Agency, Revenue (Duke University Project) (Eagle Series 2014-0051) (Liquidity Facility; Citibank NA)	0.47	8/7/16	12,000,000	[a,b,c]	12,000,000
North Carolina Medical Care Commission, Health Care Facilities Revenue (Cape Fear Valley Health System) (LOC; Branch Banking and Trust Co.)	0.47	8/7/16	34,800,000	[a]	34,800,000
		109,415,000
Ohio - 1.3%
Franklin County, Hospital Facilities Revenue (OhioHealth Corporation)	0.44	8/7/16	8,200,000	[a]	8,200,000
Ohio State University, General Receipts Bonds	0.43	8/7/16	15,500,000	[a]	15,500,000
		23,700,000
Pennsylvania - 7.0%
Bucks County Industrial Development Authority, HR (Grand View Hospital) (LOC; PNC Bank NA)	0.44	8/7/16	34,290,000	[a]	34,290,000
East Hempfield Township Industrial Development Authority, Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.49	8/7/16	8,345,000	[a]	8,345,000
East Hempfield Township Industrial Development Authority, Revenue (The Mennonite Home Project) (LOC; M&T Trust)	0.49	8/7/16	2,015,000	[a]	2,015,000
Geisinger Authority, Health System Revenue (Geisinger Health System) (Liquidity Facility; TD Bank)	0.37	8/1/16	11,250,000	[a]	11,250,000
Geisinger Authority, Health System Revenue (Geisinger Health System) (Liquidity Facility; TD Bank)	0.37	8/1/16	6,000,000	[a]	6,000,000
General Authority of South Central Pennsylvania, Revenue (Lutheran Social Services of South Central Pennsylvania Project) (LOC; M&T Trust)	0.49	8/7/16	14,130,000	[a]	14,130,000
Jackson Township Industrial Development Authority, Revenue (StoneRidge Retirement Living Project) (LOC; PNC Bank NA)	0.45	8/7/16	4,350,000	[a]	4,350,000
Lancaster County Hospital Authority, Health Center Revenue (LUTHERCARE Project) (LOC; M&T Trust)	0.49	8/7/16	16,000,000	[a]	16,000,000
Philadelphia School District, GO Notes, Refunding (LOC; PNC Bank NA)	0.44	8/7/16	24,700,000	[a]	24,700,000
Pittsburgh Water and Sewer Authority, Water and Sewer System First Lien Revenue, Refunding (LOC; Royal Bank of Canada)	0.44	8/7/16	6,600,000	[a]	6,600,000
		127,680,000
South Carolina - .7%
Columbia, Waterworks and Sewer System Revenue (LOC; Sumitomo Mitsui Banking Corp.)	0.45	8/7/16	10,000,000	[a]	10,000,000
North Charleston Public Facilities Corporation, COP, Refunding (Convention Center Complex Projects) (LOC; Bank of America)	0.40	8/7/16	3,290,000	[a]	3,290,000
		13,290,000

Dreyfus Tax Exempt Cash Management Fund (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 5.6%
Blount County Public Building Authority, Local Government Public Improvement Revenue (LOC; Branch Banking and Trust Co.)	0.45	8/7/16	7,450,000	[a]	7,450,000
Clarksville Public Building Authority, Pooled Financing Revenue (Tennessee Municipal Bond Fund) (LOC; Bank of America)	0.51	8/7/16	5,970,000	[a]	5,970,000
Metropolitan Government of Nashville and Davidson County, CP (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.46	8/8/16	20,000,000		20,000,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America)	0.46	8/7/16	39,320,000	[a]	39,320,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; FHLB)	0.45	8/7/16	5,030,000	[a]	5,030,000
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College) (LOC; Wells Fargo Bank)	0.49	8/7/16	5,000,000	[a]	5,000,000
Tennessee, CP (Liquidity Facility; Tennessee Consolidated Retirement System)	0.52	8/11/16	20,223,000		20,223,000
		102,993,000
Texas - 9.1%
Denton Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; Bank of America)	0.46	8/7/16	1,000,000	[a]	1,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.38	8/1/16	7,000,000	[a]	7,000,000
Houston, CP (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.60	8/12/16	18,000,000		18,000,000
Houston, Utility System Revenue, CP (LOC; Bank of America)	0.49	8/10/16	10,000,000		10,000,000
Port of Port Arthur Navigation District, PCR, Refunding (Texaco Inc. Project)	0.35	8/1/16	8,500,000	[a]	8,500,000
Red River Education Finance Corporation, Higher Education Revenue (Texas Christian University Project) (Liquidity Facility; Northern Trust Company)	0.45	8/7/16	51,000,000	[a]	51,000,000
Red River Education Finance Corporation, Higher Education Revenue (Texas Christian University Project) (Liquidity Facility; Northern Trust Company)	0.45	8/7/16	29,000,000	[a]	29,000,000
Tarrant County Cultural Education Facilities Finance Corporation, Revenue, Refunding (CHRISTUS Health) (LOC; Sumitomo Mitsui Banking Corp.)	0.45	8/7/16	16,575,000	[a]	16,575,000
Tender Option Bond Trust Receipts (Series 2016-ZF0495), (Cleburne Independent School District, Unlimited Tax School Building Bonds) (Liquidity Facility; Royal Bank of Canada and (LOC; Permanent School Fund Guarantee Program)	0.47	8/7/16	5,650,000	[a,b,c]	5,650,000
Texas, GO Notes (Veterans Bonds) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.48	8/7/16	13,260,000	[a]	13,260,000
University of Houston, University Revenue, CP	0.44	8/9/16	7,100,000		7,100,000
		167,085,000
Utah - 1.2%
Intermountain Power Agency, Power Supply Revenue, CP (Liquidity Facility; Bank of America)	0.48	8/15/16	8,000,000		8,000,000
Utah County, HR (Intermountain Health Care Health Services, Inc.) (Liquidity Facility; U.S. Bank NA)	0.43	8/7/16	6,350,000	[a]	6,350,000
Utah Housing Finance Agency, MFHR, Refunding (Candlestick Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.48	8/7/16	6,400,000	[a]	6,400,000
Weber County, HR (Intermountain Health Care Health Services, Inc.) (Liquidity Facility; U.S. Bank NA)	0.40	8/7/16	2,000,000	[a]	2,000,000
		22,750,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus Tax Exempt Cash Management Fund (continued)
Short-Term Investments - 100.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Virginia - .6%
Norfolk Economic Development Authority, Hospital Facilities Revenue, Refunding (Sentara Healthcare)	0.43	8/7/16	11,000,000	[a]	11,000,000
Washington - 3.0%
King County, Junior Lien Sewer Revenue (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.48	8/7/16	7,500,000	[a]	7,500,000
Washington Health Care Facilities Authority, Revenue (Providence Health and Services) (Liquidity Facility; U.S. Bank NA)	0.46	8/7/16	6,550,000	[a]	6,550,000
Washington Health Care Facilities Authority, Revenue (Providence Health and Services) (Liquidity Facility; U.S. Bank NA)	0.46	8/7/16	22,900,000	[a]	22,900,000
Washington Housing Finance Commission, MFHR (Reserve at Renton Apartments Project) (LOC; FHLB)	0.46	8/7/16	8,000,000	[a]	8,000,000
Washington Housing Finance Commission, Nonprofit Revenue, Refunding (Panorama City Project) (LOC; Wells Fargo Bank)	0.52	8/7/16	3,510,000	[a]	3,510,000
Washington Housing Finance Commission, Revenue (Reserve at SeaTac Apartments Project) (LOC; FHLB)	0.46	8/7/16	5,500,000	[a]	5,500,000
		53,960,000
Wisconsin - 1.6%
Milwaukee Redevelopment Authority, Redevelopment LR (University of Wisconsin-Milwaukee Kenilworth Project) (LOC; U.S. Bank NA)	0.47	8/7/16	5,385,000	[a]	5,385,000
Wisconsin Health and Educational Facilities Authority, Revenue (Mequon Jewish Campus, Inc. Project) (LOC; JPMorgan Chase Bank)	0.49	8/7/16	8,130,000	[a]	8,130,000
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue (Liquidity Facility; Royal Bank of Canada)	0.44	8/7/16	9,500,000	[a]	9,500,000
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue (Liquidity Facility; Royal Bank of Canada)	0.44	8/7/16	5,500,000	[a]	5,500,000
		28,515,000
Total Investments (cost $1,835,214,966)			100.4%	1,835,214,966
Liabilities, Less Cash and Receivables			(0.4%)	(7,025,132)
Net Assets			100.0%	1,828,189,834

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to $102,645,000 or 5.61% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Health Care	25.0
Education	18.5
Industrial	8.8
Utility-Water and Sewer	8.5
Utility-Electric	6.1
Housing	5.5
State/Territory	4.3
County	4.0
City	3.8
Lease	2.1
Special Tax	1.9
Pollution Control	1.5
Transportation Services	.6
Resource Recovery	.1
Other	9.7
100.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Dreyfus California AMT-Free Municipal Cash Management Fund
Short-Term Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.0%
ABAG Finance Authority for Nonprofit Corporations, Revenue (California Alumni Association Project) (LOC; Bank of America)	0.51	8/7/16	3,775,000	[a]	3,775,000
ABAG Finance Authority for Nonprofit Corporations, Revenue (San Francisco University High School) (LOC; Northern Trust Company)	0.45	8/7/16	2,350,000	[a]	2,350,000
ABAG Finance Authority for Nonprofit Corporations, Revenue (The Grauer Foundation for Education Project) (LOC; Comerica Bank)	0.50	8/7/16	2,265,000	[a]	2,265,000
California Department of Water Resources, Water Revenue, CP (Liquidity Facility; Bank of Montreal)	0.48	8/2/16	12,100,000		12,100,000
California Educational Facilities Authority, Revenue (California Institute of Technology)	0.45	8/7/16	15,000,000	[a]	15,000,000
California Enterprise Development Authority, IDR (Tri Tool Inc. Project) (LOC; Comerica Bank)	0.69	8/7/16	7,830,000	[a]	7,830,000
California Enterprise Development Authority, Recovery Zone Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.47	8/7/16	15,000,000	[a,b]	15,000,000
California Infrastructure and Economic Development Bank, IDR (Alegacy Foodservice Products Group, Inc. and Eagleware Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	0.48	8/7/16	4,040,000	[a]	4,040,000
California Infrastructure and Economic Development Bank, Revenue (Goodwill Industries of Orange County, California) (LOC; Wells Fargo Bank)	0.47	8/7/16	1,175,000	[a]	1,175,000
California Infrastructure and Economic Development Bank, Revenue (Society for the Blind Project) (LOC; U.S. Bank NA)	0.54	8/7/16	1,990,000	[a]	1,990,000
California Infrastructure and Economic Development Bank, Revenue (SRI International) (LOC; Wells Fargo Bank)	0.49	8/7/16	8,510,000	[a]	8,510,000
California Infrastructure and Economic Development Bank, Revenue, Refunding (Pacific Gas and Electric Company) (LOC; Sumitomo Mitsui Bank Corp.)	0.36	8/1/16	1,575,000	[a]	1,575,000
California Infrastructure and Economic Development Bank, Revenue, Refunding (Pacific Gas and Electric Company) (LOC; The Bank of Tokyo-Mitsubishi UFJ, Ltd.)	0.39	8/1/16	2,100,000	[a]	2,100,000
California Infrastructure and Economic Development Bank, Revenue, Refunding (Pacific Gas and Electric Company) (LOC; Union Bank NA)	0.39	8/1/16	8,600,000	[a]	8,600,000
California Municipal Finance Authority, MFHR (Pacific Meadows Apartments) (Liquidity Facility; FHLMC and LOC; FHLMC)	0.47	8/7/16	6,645,000	[a,b]	6,645,000
California Municipal Finance Authority, Revenue (Westmount College) (LOC; Comerica Bank)	0.55	8/7/16	12,050,000	[a]	12,050,000
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric Company) (LOC; JPMorgan Chase Bank)	0.36	8/1/16	13,590,000	[a]	13,590,000
California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric Company) (LOC; JPMorgan Chase Bank)	0.41	8/1/16	29,700,000	[a]	29,700,000
California Pollution Control Financing Authority, SWDR (Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.45	8/7/16	3,900,000	[a]	3,900,000
California Pollution Control Financing Authority, SWDR (Garden City Sanitation, Inc. Project) (LOC; Union Bank NA)	0.45	8/7/16	7,150,000	[a]	7,150,000
California Pollution Control Financing Authority, SWDR (Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	0.55	8/7/16	3,600,000	[a]	3,600,000
California Pollution Control Financing Authority, SWDR (South Bay Recycling Project) (LOC; Union Bank NA)	0.45	8/7/16	1,450,000	[a]	1,450,000
California Pollution Control Financing Authority, SWDR, Refunding (BLT Enterprises of Fremont LLC Project) (LOC; Union Bank NA)	0.45	8/7/16	8,165,000	[a]	8,165,000
California Pollution Control Financing Authority, SWDR, Refunding (MarBorg Industries Project) (LOC; Union Bank NA)	0.45	8/7/16	1,750,000	[a]	1,750,000
California Statewide Communities Development Authority, Revenue (Goodwill of Santa Cruz) (LOC; Wells Fargo Bank)	0.47	8/7/16	1,460,000	[a]	1,460,000

Dreyfus California AMT-Free Municipal Cash Management Fund (continued)
Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.0% (continued)
California Statewide Communities Development Authority, Revenue (Metropolitan Area Advisory Committee Project) (LOC; Bank of America)	0.55	8/7/16	2,990,000	[a]	2,990,000
California Statewide Communities Development Authority, Revenue (New Morgan Hill Country School) (LOC; Comerica Bank)	0.50	8/7/16	12,150,000	[a]	12,150,000
California Statewide Communities Development Authority, Revenue, CP (Kaiser Permanente)	0.25	8/4/16	11,100,000		11,099,635
Golden Gate Bridge and Highway District, CP (LOC; JPMorgan Chase Bank)	0.46	8/4/16	20,300,000		20,300,000
Irvine Ranch Water District, GO Notes (Improvement District Numbers 105, 112, 113, 121, 130, 140, 161, 182, 184, 186, 188, 212, 213, 221, 230, 240, 250, 261, 282, 284, 286 and 288) (LOC; U.S. Bank NA)	0.34	8/1/16	12,980,000	[a]	12,980,000
Irvine Unified School District Community Facilities District Number 09-1, Special Tax Revenue (LOC; U.S. Bank NA)	0.34	8/1/16	7,230,000	[a]	7,230,000
Manteca Redevelopment Agency, Subordinate Tax Allocation Revenue, Refunding (Amended Merged Project Area) (LOC; State Street Bank and Trust Co.)	0.35	8/1/16	9,735,000	[a]	9,735,000
Monterey Peninsula Water Management District, COP (Wastewater Reclamation Project) (LOC; Wells Fargo Bank)	0.45	8/7/16	10,285,000	[a]	10,285,000
Sacramento County Housing Authority, MFHR (Ashford Park Apartments) (LOC; FNMA)	0.43	8/7/16	1,500,000	[a]	1,500,000
Sacramento County Housing Authority, MFHR, Refunding (Stonebridge Apartments) (LOC; FNMA)	0.44	8/7/16	8,000,000	[a]	8,000,000
San Bernardino County, MFHR, Refunding (Rosewood Apartments) (LOC; FNMA)	0.44	8/7/16	2,725,000	[a]	2,725,000
San Bernardino County, MFHR, Refunding (Somerset Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.45	8/7/16	2,995,000	[a]	2,995,000
San Bernardino County, MFHR, Refunding (Sycamore Terrace Apartments) (LOC; FNMA)	0.44	8/7/16	5,600,000	[a]	5,600,000
San Diego County, COP (Museum of Contemporary Art San Diego) (LOC; Northern Trust Company)	0.48	8/7/16	950,000	[a]	950,000
San Diego County, COP (San Diego Museum of Art) (LOC; Wells Fargo Bank)	0.48	8/7/16	400,000	[a]	400,000
San Mateo County Joint Powers Financing Authority, LR (Public Safety Project) (LOC; Wells Fargo Bank)	0.45	8/7/16	9,900,000	[a]	9,900,000
Santa Clara Valley Transportation Authority, Measure A Sales Tax Revenue, Refunding (Liquidity Facility; Sumitomo Mitsui Banking Corp.)	0.46	8/7/16	14,000,000	[a]	14,000,000
Santa Clara Valley Transportation Authority, Sales Tax Revenue, Refunding (Liquidity Facility; State Street Bank and Trust Co.)	0.46	8/7/16	19,690,000	[a]	19,690,000
Vacaville, MFMR (Quail Run Apartments) (Liquidity Facility; FNMA and LOC; FNMA)	0.44	8/7/16	6,700,000	[a]	6,700,000
West Covina Redevelopment Agency, LR, Refunding (The Lakes Public Parking Project) (LOC; Wells Fargo Bank)	0.50	8/7/16	1,870,000	[a]	1,870,000
Total Investments (cost $336,861,120)			100.0%	336,869,635
Cash and Receivables (Net)			0.0%	35,834
Net Assets			100.0%	336,905,469

a Variable rate demand note—rate shown is the interest rate in effect at July 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, these securities amounted to $21,645,000 or 6.42% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Industrial	16.1
Pollution Control	15.4
Education	15.3
Special Tax	10.9
Housing	10.1
Utility-Water and Sewer	7.8
Transportation Services	6.0
Lease	3.8
Utility-Electric	3.6
Other	11.0
100.0

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2016 (Unaudited)

	Dreyfus Cash Management Fund		Dreyfus Government Cash Management Fund		Dreyfus Government Securities Cash Management Fund	Dreyfus Treasury & Agency Cash Management Fund		Dreyfus Treasury Securities Cash Management Fund
Assets ($):
Investments in securities—See Statements of Investments†	19,226,805,500	††	26,927,813,853	††	3,855,596,165	19,245,410,928	††	33,829,635,534
Cash	1,171,152		-		-	-		-
Interest receivable	3,038,994		4,095,240		4,020,160	21,230,728		102,627,738
Receivable for shares of Beneficial Interest subscribed	486,500		331		-	1,680		109,599
Receivable for investment securities sold	-		550,000,000		450,000,000	1,327,300,000		2,129,000,000
Prepaid expenses	956,745		310,313		129,506	150,148		306,880
	19,232,458,891		27,482,219,737		4,309,745,831	20,594,093,484		36,061,679,751
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	4,362,529		4,522,578		850,621	3,482,485		6,156,203
Cash overdraft due to Custodian	-		2,927,308		160,909	1,072,047		1,911,910
Payable for shares of Beneficial Interest redeemed	1,596,800		2,090,642		-	338		34,976
Payable for investment securities purchased	-		-		-	200,059,134		2,058,263,880
Accrued expenses	313,915		212,838		63,498	119,460		295,758
	6,273,244		9,753,366		1,075,028	204,733,464		2,066,662,727
Net Assets ($)	19,226,185,647		27,472,466,371		4,308,670,803	20,389,360,020		33,995,017,024
Composition of Net Assets ($):
Paid-in capital	19,226,207,489		27,472,824,284		4,308,698,918	20,389,960,621		33,994,741,031
Accumulated net realized gain (loss) on investments	(21,842)		(357,913)		(28,115)	(600,601)		275,993
Net Assets ($)	19,226,185,647		27,472,466,371		4,308,670,803	20,389,360,020		33,995,017,024
† Investments at cost ($)	19,226,805,500		26,927,813,853		3,855,596,165	19,245,410,928		33,829,635,534
†† Value of repurchase agreements—Note 1(b) ($)	4,890,000,000		12,895,000,000		-	10,557,156,250		-
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	15,617,061,794		23,959,730,899		3,062,922,902	17,362,345,706		27,216,858,455
Shares Outstanding	15,617,076,489		23,960,080,562		3,062,943,778	17,362,836,511		27,216,639,174
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00
Investor Shares
Net Assets ($)	1,104,496,501		1,427,691,633		422,648,286	2,090,976,021		2,098,919,374
Shares Outstanding	1,104,500,449		1,427,721,359		422,652,944	2,091,057,451		2,098,912,847
Net Asset Value Per Share ($)	1.00		1.00		1.00	1.00		1.00

	Dreyfus Cash Management Fund	Dreyfus Government Cash Management Fund	Dreyfus Government Securities Cash Management Fund	Dreyfus Treasury & Agency Cash Management Fund	Dreyfus Treasury Securities Cash Management Fund
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	1,691,521,411	1,937,491,797	525,012,143	304,062,507	2,317,887,957
Shares Outstanding	1,691,528,087	1,937,497,599	525,015,091	304,073,562	2,317,878,204
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Participant Shares
Net Assets ($)	689,250,725	50,073,552	282,589,336	600,113,392	2,332,911,174
Shares Outstanding	689,246,722	50,074,797	282,592,346	600,129,640	2,332,871,000
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Agency Shares
Net Assets ($)	123,855,216	97,478,490	15,498,136	10,118,137	28,440,064
Shares Outstanding	123,855,741	97,481,365	15,498,561	10,118,401	28,439,805
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
Premier Shares
Net Assets ($)	-	-	-	21,744,257	-
Shares Outstanding	-	-	-	21,745,056	-
Net Asset Value Per Share ($)	-	-	-	1.00	-

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (continued)

	Dreyfus Municipal Cash Management Plus Fund	Dreyfus New York Municipal Cash Management Fund	Dreyfus Tax Exempt Cash Management Fund	Dreyfus California AMT-Free Municipal Cash Management Fund
Assets ($):
Investments in securities—See Statements of Investments†	69,168,223	310,180,253	1,835,214,966	336,869,635
Cash	201,866	726,964	723,485	28,335
Interest receivable	61,398	347,211	896,244	116,766
Prepaid expenses	61,967	50,754	72,678	29,098
	69,493,454	311,305,182	1,836,907,373	337,043,834
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)	21,113	95,055	432,048	106,949
Payable for shares of Beneficial Interest redeemed	3,603	195	7,549	-
Payable for investment securities purchased	-	5,607,073	8,200,000	-
Accrued expenses	10,078	60,395	77,942	31,416
	34,794	5,762,718	8,717,539	138,365
Net Assets ($)	69,458,660	305,542,464	1,828,189,834	336,905,469
Composition of Net Assets ($):
Paid-in capital	69,424,597	305,543,164	1,828,170,713	336,871,501
Accumulated net realized gain (loss) on investments	34,063	(700)	19,121	25,453
Accumulated net unrealized appreciation (depreciation) on investments	-	-	-	8,515
Net Assets ($)	69,458,660	305,542,464	1,828,189,834	336,905,469
† Investments at cost ($)	69,168,223	310,180,253	1,835,214,966	336,861,120
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	20,560,800	122,374,581	1,503,988,236	159,181,405
Shares Outstanding	20,461,359	122,377,318	1,503,974,652	159,162,609
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00
Investor Shares
Net Assets ($)	30,720,420	167,825,667	282,459,138	162,543,469
Shares Outstanding	30,571,124	167,827,297	282,454,386	162,518,950
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

	Dreyfus Municipal Cash Management Plus Fund	Dreyfus New York Municipal Cash Management Fund	Dreyfus Tax Exempt Cash Management Fund	Dreyfus California AMT-Free Municipal Cash Management Fund
Net Asset Value Per Share (continued)
Administrative Shares
Net Assets ($)	4,154,953	14,538,732	21,903,898	-
Shares Outstanding	4,135,403	14,538,744	21,903,522	-
Net Asset Value Per Share ($)	1.00	1.00	1.00	-
Participant Shares
Net Assets ($)	14,022,487	803,484	19,838,562	15,180,595
Shares Outstanding	13,956,209	803,481	19,838,153	15,178,831
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2016 (Unaudited)

	Dreyfus Cash Management Fund	Dreyfus Government Cash Management Fund	Dreyfus Government Securities Cash Management Fund	Dreyfus Treasury & Agency Cash Management Fund	Dreyfus Treasury Securities Cash Management Fund
Investment Income ($):
Interest Income	58,523,745	38,593,135	7,504,457	34,892,176	57,893,387
Expenses:
Management fee—Note 2(a)	22,517,483	19,662,823	4,093,000	18,928,106	34,428,596
Service plan fees—Note 2(b)	4,082,341	2,054,054	1,429,456	4,309,978	10,375,776
Prospectus and shareholders’ reports	659,286	161,892	34,731	19,290	267,562
Custodian fees—Note 2(c)	326,008	289,454	83,400	305,536	510,451
Shareholder servicing costs—Note 2(c)	200,934	78,877	1,024	66,556	367,339
Registration fees	164,924	111,157	85,646	82,128	121,316
Trustees’ fees and expenses—Note 2(d)	119,062	92,368	20,221	95,501	175,840
Professional fees	46,190	58,111	28,130	59,264	56,149
Miscellaneous	215,220	196,488	71,165	173,402	284,301
Total Expenses	28,331,448	22,705,224	5,846,773	24,039,761	46,587,330
Less—reduction in expenses due to undertakings—Note 2(a)	(415,028)	(3,279,767)	(1,200,178)	(4,189,709)	(10,498,841)
Less—reduction in fees due to earnings credits—Note 2(c)	(24,401)	(203)	(897)	(694)	(43,354)
Net Expenses	27,892,019	19,425,254	4,645,698	19,849,358	36,045,135
Investment Income—Net	30,631,726	19,167,881	2,858,759	15,042,818	21,848,252
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	14,478	(34,174)	(8,151)	(200,500)	334,918
Net Increase in Net Assets Resulting from Operations	30,646,204	19,133,707	2,850,608	14,842,318	22,183,170

See notes to financial statements.

	Dreyfus Municipal Cash Management Plus Fund	Dreyfus New York Municipal Cash Management Fund	Dreyfus Tax Exempt Cash Management Fund	Dreyfus California AMT-Free Municipal Cash Management Fund
Investment Income ($):
Interest Income	227,515	551,198	2,963,103	539,224
Expenses:
Management fee—Note 2(a)	166,780	366,094	1,949,115	399,755
Service plan fees—Note 2(b)	96,876	235,365	445,100	303,036
Registration fees	56,925	14,585	39,958	8,607
Professional fees	47,913	52,415	52,594	29,151
Prospectus and shareholders’ reports	15,974	20,027	17,978	16,376
Custodian fees—Note 2(c)	10,001	16,372	53,530	18,305
Shareholder servicing costs—Note 2(c)	5,889	4,325	24,118	11,603
Trustees’ fees and expenses—Note 2(d)	615	1,653	8,579	1,757
Miscellaneous	21,642	24,870	61,231	19,159
Total Expenses	422,615	735,706	2,652,203	807,749
Less—reduction in expenses due to undertakings—Note 2(a)	(205,803)	(265,620)	(686,496)	(336,254)
Less—reduction in fees due to earnings credits—Note 2(c)	(101)	(31)	(7,852)	(7)
Net Expenses	216,711	470,055	1,957,855	471,488
Investment Income—Net	10,804	81,143	1,005,248	67,736
Realized and Unrealized Gain (Loss) on Investments—Note1(b) ($):
Net realized gain (loss) on investments	(449)	(700)	19,121	25,453
Net unrealized appreciation (depreciation) on investments	-	-	-	8,515
Net Realized and Unrealized Gain (Loss) on Investments	(449)	(700)	19,121	33,968
Net Increase in Net Assets Resulting from Operations	10,355	80,443	1,024,369	101,704

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Cash Management Fund		Dreyfus Government Cash Management Fund
	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations ($):
Investment income—net	30,631,726	14,362,689	19,167,881	4,559,717
Net realized gain (loss) on investments	14,478	(14,850)	(34,174)	(259,460)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,646,204	14,347,839	19,133,707	4,300,257
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(28,172,327)	(13,919,135)	(18,608,947)	(4,290,558)
Investor Shares	(356,517)	(45,382)	(62,818)	(185,701)
Administrative Shares	(1,848,340)	(374,350)	(436,504)	(62,632)
Participant Shares	(39,798)	(11,394)	(2,094)	(7,055)
Agency Shares	(214,744)	(34,612)	(57,518)	(13,771)
Total Dividends	(30,631,726)	(14,384,873)	(19,167,881)	(4,559,717)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	52,916,160,722	98,819,042,971	60,329,328,065	109,915,918,134
Investor Shares	1,376,430,454	4,054,803,110	2,314,667,162	4,014,450,951
Administrative Shares	6,150,837,340	14,716,656,934	7,368,615,658	2,406,203,184
Participant Shares	769,198,597	1,380,214,334	236,149,524	604,509,330
Agency Shares	4,031,647,623	613,780,344	1,745,669,530	308,587,814
Net assets received in connection
with reorganization—Note 1	-	518,903,511	-	-
Dividends reinvested:
Institutional Shares	4,733,009	2,421,035	3,524,641	865,023
Investor Shares	229,831	28,774	43,901	131,172
Administrative Shares	1,588,727	318,746	355,241	42,118
Participant Shares	36,118	10,346	352	2,878
Agency Shares	28,464	401	8,351	42
Cost of shares redeemed:
Institutional Shares	(57,616,611,305)	(102,136,887,171)	(52,866,946,663)	(110,297,645,029)
Investor Shares	(1,850,034,071)	(4,354,391,472)	(2,422,033,571)	(4,719,450,742)
Administrative Shares	(6,495,272,248)	(14,204,563,836)	(7,323,601,128)	(1,023,097,482)
Participant Shares	(884,486,431)	(1,644,493,418)	(234,951,788)	(669,370,050)
Agency Shares	(4,048,882,291)	(613,273,077)	(1,713,573,035)	(344,186,554)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,644,395,461)	(2,847,428,468)	7,437,256,240	196,960,789
Total Increase (Decrease) in Net Assets	(5,644,380,983)	(2,847,465,502)	7,437,222,066	196,701,329
Net Assets ($):
Beginning of Period	24,870,566,630	27,718,032,132	20,035,244,305	19,838,542,976
End of Period	19,226,185,647	24,870,566,630	27,472,466,371	20,035,244,305

See notes to financial statements.

	Dreyfus Government Securities Cash Management Fund		Dreyfus Treasury & Agency Cash Management Fund
	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations ($):
Investment income—net	2,858,759	262,307	15,042,818	3,922,611
Net realized gain (loss) on investments	(8,151)	17,940	(200,500)	(309,714)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,850,608	280,247	14,842,318	3,612,897
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(2,646,635)	(242,206)	(14,763,251)	(3,532,948)
Investor Shares	(23,855)	(7,206)	(117,705)	(265,515)
Administrative Shares	(165,699)	(8,207)	(125,631)	(54,568)
Participant Shares	(14,821)	(4,196)	(29,440)	(64,859)
Agency Shares	(7,749)	(492)	(5,350)	(1,221)
Service Shares	-	-	(22)	(419)
Select Shares	-	-	(41)	(507)
Premier Shares	-	-	(1,378)	(2,574)
Total Dividends	(2,858,759)	(262,307)	(15,042,818)	(3,922,611)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,676,832,515	6,348,932,447	44,438,172,157	70,338,895,342
Investor Shares	478,762,619	1,252,720,118	4,243,544,860	8,754,873,595
Administrative Shares	713,003,989	4,149,528,384	920,741,543	1,508,896,675
Participant Shares	316,488,102	1,509,495,711	1,916,170,219	2,727,733,045
Agency Shares	6,652,490	12,254,141	40,689,120	68,102,748
Service Shares	-	-	640,353	16,301,242
Select Shares	-	-	950,012	17,891,976
Premier Shares	-	-	151,016,114	291,817,333
Dividends reinvested:
Institutional Shares	236,689	15,310	3,665,260	791,351
Investor Shares	17,041	4,797	25,338	107,350
Administrative Shares	156,631	7,671	54,093	37,701
Participant Shares	12,792	3,703	16,087	35,771
Agency Shares	-	-	51	-
Service Shares	-	-	-	4
Cost of shares redeemed:
Institutional Shares	(3,896,517,706)	(7,018,589,967)	(43,379,640,106)	(70,419,351,270)
Investor Shares	(636,253,954)	(1,132,725,772)	(4,556,871,857)	(8,715,281,586)
Administrative Shares	(834,565,644)	(3,804,007,372)	(981,904,827)	(1,677,786,454)
Participant Shares	(331,869,442)	(1,511,898,298)	(1,911,308,680)	(2,786,944,608)
Agency Shares	(3,777,548)	(10,406,327)	(38,197,640)	(69,036,129)
Service Shares	-	-	(5,397,145)	(16,539,186)
Select Shares	-	-	(5,864,598)	(17,333,362)
Premier Shares	-	-	(152,387,934)	(286,146,781)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	489,178,574	(204,665,454)	684,112,420	(262,935,243)
Total Increase (Decrease) in Net Assets	489,170,423	(204,647,514)	683,911,920	(263,244,957)
Net Assets ($):
Beginning of Period	3,819,500,380	4,024,147,894	19,705,448,100	19,968,693,057
End of Period	4,308,670,803	3,819,500,380	20,389,360,020	19,705,448,100

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Treasury Securities Cash Management Fund		Dreyfus Municipal Cash Management Plus Fund
	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations ($):
Investment income—net	21,848,252	1,768,699	10,804	3,468
Net realized gain (loss) on investments	334,918	429,655	(449)	73,405
Net Increase (Decrease) in Net Assets Resulting from Operations	22,183,170	2,198,354	10,355	76,873
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(21,257,065)	(1,667,192)	(8,696)	(11,653)
Investor Shares	(174,751)	(51,289)	(1,562)	(13,875)
Administrative Shares	(270,264)	(9,800)	(142)	(1,938)
Participant Shares	(137,357)	(40,064)	(404)	(1,896)
Agency Shares	(8,815)	(354)	-	-
Total Dividends	(21,848,252)	(1,768,699)	(10,804)	(29,362)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	51,207,584,654	77,806,332,898	170,819,206	515,328,245
Investor Shares	4,996,484,610	14,143,385,087	36,746,370	230,322,873
Administrative Shares	3,095,615,775	2,318,935,591	10,391,493	87,401,131
Participant Shares	5,002,430,108	17,426,424,340	15,185,656	32,599,628
Agency Shares	64,734,130	158,095,367	-	-
Dividends reinvested:
Institutional Shares	5,086,888	408,327	8,696	4,090
Investor Shares	131,405	41,383	1,562	13,363
Administrative Shares	259,159	8,694	142	1,847
Participant Shares	96,907	28,778	404	1,896
Agency Shares	7,130	298	-	-
Cost of shares redeemed:
Institutional Shares	(54,847,969,128)	(75,767,671,681)	(257,421,296)	(469,779,241)
Investor Shares	(7,243,916,946)	(13,346,304,231)	(107,509,880)	(283,999,810)
Administrative Shares	(1,483,720,015)	(2,296,542,393)	(13,939,353)	(110,772,051)
Participant Shares	(5,904,155,099)	(18,503,158,681)	(19,232,829)	(29,035,135)
Agency Shares	(61,376,373)	(169,083,479)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(5,168,706,795)	1,770,900,298	(164,949,829)	(27,913,164)
Total Increase (Decrease) in Net Assets	(5,168,371,877)	1,771,329,953	(164,950,278)	(27,865,653)
Net Assets ($):
Beginning of Period	39,163,388,901	37,392,058,948	234,408,938	262,274,591
End of Period	33,995,017,024	39,163,388,901	69,458,660	234,408,938

See notes to financial statements.

	Dreyfus New York Municipal Cash Management Fund		Dreyfus Tax Exempt Cash Management Fund
	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations ($):
Investment income—net	81,143	5,424	1,005,248	25,823
Net realized gain (loss) on investments	(700)	2,277	19,121	148,677
Net Increase (Decrease) in Net Assets Resulting from Operations	80,443	7,701	1,024,369	174,500
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(69,972)	(3,310)	(981,536)	(134,648)
Investor Shares	(9,040)	(4,007)	(14,577)	(25,583)
Administrative Shares	(2,073)	(365)	(7,436)	(3,298)
Participant Shares	(58)	(19)	(1,699)	(2,130)
Total Dividends	(81,143)	(7,701)	(1,005,248)	(165,659)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	118,502,192	292,854,695	2,867,126,056	5,982,865,141
Investor Shares	94,664,638	311,638,230	532,263,362	998,981,240
Administrative Shares	6,293,872	37,343,873	75,808,531	56,691,611
Participant Shares	909,971	2,294,749	39,627,234	116,339,813
Net assets received in connection
with reorganization—Note 1	-	39,157,484	-	-
Dividends reinvested:
Institutional Shares	12,221	289	320,071	38,550
Investor Shares	7,763	3,465	6,210	14,115
Administrative Shares	2,034	355	6,844	3,188
Participant Shares	58	19	643	1,017
Cost of shares redeemed:
Institutional Shares	(180,653,477)	(254,739,077)	(2,919,333,506)	(6,044,724,087)
Investor Shares	(140,105,232)	(377,436,704)	(537,132,377)	(1,089,962,961)
Administrative Shares	(12,407,206)	(26,869,813)	(89,217,945)	(72,889,123)
Participant Shares	(1,513,450)	(2,107,146)	(58,566,519)	(108,682,895)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(114,286,616)	22,140,419	(89,091,396)	(161,324,391)
Total Increase (Decrease) in Net Assets	(114,287,316)	22,140,419	(89,072,275)	(161,315,550)
Net Assets ($):
Beginning of Period	419,829,780	397,689,361	1,917,262,109	2,078,577,659
End of Period	305,542,464	419,829,780	1,828,189,834	1,917,262,109

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus California AMT-Free Municipal Cash Management Fund
	Six Months Ended July 31, 2016 (Unaudited)	Year Ended January 31, 2016
Operations ($):
Investment income—net	67,736	5,881
Net realized gain (loss) on investments	25,453	8,309
Net unrealized appreciation (depreciation) on investments	8,515	-
Net Increase (Decrease) in Net Assets Resulting from Operations	101,704	14,190
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(56,021)	(5,827)
Investor Shares	(10,982)	(8,032)
Administrative Shares	-	(2)
Participant Shares	(733)	(405)
Total Dividends	(67,736)	(14,266)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	132,214,047	441,928,068
Investor Shares	256,238,121	709,670,528
Administrative Shares	-	2,387,809
Participant Shares	52,994,236	116,141,718
Dividends reinvested:
Institutional Shares	22,377	2,493
Investor Shares	10,156	7,381
Administrative Shares	-	1
Participant Shares	627	405
Cost of shares redeemed:
Institutional Shares	(175,929,575)	(441,308,065)
Investor Shares	(326,914,984)	(709,119,279)
Administrative Shares	-	(2,840,800)
Participant Shares	(50,147,387)	(118,483,855)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(111,512,382)	(1,613,596)
Total Increase (Decrease) in Net Assets	(111,478,414)	(1,613,672)
Net Assets ($):
Beginning of Period	448,383,883	449,997,555
End of Period	336,905,469	448,383,883

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each fund for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the funds’ financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Cash Management
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.002		(.002)		1.00	.15	[a]	.22	[b]	.22	[b]	.30	[b]	15,617,062
Year Ended January 31,
2016	1.00	.001		(.001)		1.00	.07		.21		.20		.07		20,312,768
2015	1.00	.000	[c]	(.000)	[c]	1.00	.03		.21		.15		.03		23,109,317
2014	1.00	.000	[c]	(.000)	[c]	1.00	.04		.21		.15		.04		24,356,373
2013	1.00	.001		(.001)		1.00	.08		.21		.21		.08		23,193,207
2012	1.00	.001		(.001)		1.00	.07		.21		.19		.07		22,695,256
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.03	[a]	.46	[b]	.46	[b]	.06	[b]	1,104,497
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.26		.00	[d]	1,577,869
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.18		.00	[d]	1,877,431
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.19		.00	[d]	2,228,079
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.29		.00	[d]	2,692,003
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.26		.00	[d]	2,990,647
Administrative Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.10	[a]	.31	[b]	.31	[b]	.21	[b]	1,691,521
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.31		.25		.02		2,034,366
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.18		.00	[d]	1,521,958
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.19		.00	[d]	1,422,803
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.28		.00	[d]	1,271,175
2012	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.25		.00	[d]	941,381
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.61	[b]	.51	[b]	.01	[b]	689,251
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.26		.00	[d]	804,502
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.18		.00	[d]	1,068,772
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.19		.00	[d]	1,049,170
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.29		.00	[d]	768,484
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.25		.00	[d]	825,875
Agency Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.12	[a]	.28	[b]	.28	[b]	.24	[b]	123,855
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.03		.27		.24		.03		141,061
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.18		.00	[d]	140,554
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.19		.00	[d]	186,118
2013	1.00	.000	[c]	(.000)	[c]	1.00	.03		.27		.26		.03		127,787
2012	1.00	.000	[c]	(.000)	[c]	1.00	.02		.27		.23		.01		186,105

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share.
d Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Cash Management
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.10	[a]	.21	[b]	.18	[b]	.21	[b]	23,959,731
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.03		.21		.12		.03		16,493,855
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.07		.01		16,874,952
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.09		.01		14,577,411
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.16		.01		13,228,266
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.13		.00	[d]	18,081,580
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.46	[b]	.38	[b]	.01	[b]	1,427,692
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.13		.01		1,535,017
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.07		.01		2,239,904
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.09		.01		1,863,099
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.16		.01		1,766,148
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.13		.00	[d]	1,510,010
Administrative Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.05	[a]	.31	[b]	.29	[b]	.11	[b]	1,937,492
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.13		.01		1,892,123
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.07		.01		508,979
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.09		.01		515,103
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.16		.01		978,966
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.14		.00	[d]	1,102,838
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.61	[b]	.38	[b]	.01	[b]	50,074
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.12		.01		48,876
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.07		.01		113,734
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.10		.01		174,370
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.16		.01		287,322
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.14		.00	[d]	289,269
Agency Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.07	[a]	.27	[b]	.25	[b]	.15	[b]	97,478
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.27		.13		.02		65,374
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.07		.01		100,974
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.10		.01		101,660
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.15		.01		78,523
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.14		.00	[d]	85,530

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share.
d Amount represents less than .01%.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Government Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.09	[a]	.22	[b]	.18	[b]	.19	[b]	3,062,923
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.22		.10		.01		2,282,377
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.06		.00	[d]	2,952,007
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.08		.00	[d]	3,911,061
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.12		.00	[d]	3,518,598
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.11		.00	[d]	3,543,443
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.47	[b]	.36	[b]	.01	[b]	422,648
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.11		.00	[d]	580,124
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.06		.00	[d]	460,122
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.08		.00	[d]	514,728
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.12		.00	[d]	453,596
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.12		.00	[d]	482,094
Administrative Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.04	[a]	.32	[b]	.30	[b]	.07	[b]	525,012
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.12		.00	[d]	646,418
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.06		.00	[d]	300,887
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.33		.08		.00	[d]	512,911
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.32		.12		.00	[d]	567,735
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.32		.12		.00	[d]	632,286
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.62	[b]	.36	[b]	.01	[b]	282,589
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.11		.00	[d]	297,958
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.06		.00	[d]	300,356
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.08		.00	[d]	213,359
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.12		.00	[d]	229,473
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.13		.00	[d]	225,557
Agency Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.05	[a]	.28	[b]	.26	[b]	.11	[b]	15,498
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.30		.13		.00	[d]	12,623
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.06		.00	[d]	10,776
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.09		.00	[d]	9,989
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.12		.00	[d]	36,868
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.13		.00	[d]	11,562

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share.
d Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.09	[a]	.21	[b]	.18	[b]	.19	[b]	17,362,346
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.21		.10		.02		16,300,313
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		16,380,228
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.07		.01		15,067,833
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.13		.01		14,498,847
2012	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.09		.01		16,546,587
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.46	[b]	.36	[b]	.01	[b]	2,090,976
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.11		.01		2,404,304
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.06		.01		2,364,649
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.07		.01		2,069,648
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.13		.01		2,270,017
2012	1.00	.000	[c]	(.000)	[c]	1.00	.01		.46		.09		.01		2,176,009
Administrative Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.04	[a]	.31	[b]	.29	[b]	.08	[b]	304,063
Year Ended January 31,
2016	1.00	000	[c]	(.000)	[c]	1.00	.01		.31		.10		.01		365,175
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.06		.01		534,032
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.07		.01		561,598
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.13		.01		620,440
2012	1.00	.000	[c]	(.000)	[c]	1.00	.01		.31		.09		.01		602,077
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.61	[b]	.36	[b]	.01	[b]	600,113
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.11		.01		595,242
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.06		.01		654,427
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.07		.01		512,744
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.13		.01		603,156
2012	1.00	.000	[c]	(.000)	[c]	1.00	.01		.61		.09		.01		888,881

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury & Agency Cash Management (continued)
Agency Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.06	[a]	.27	[b]	.25	[b]	.12	[b]	10,118
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.02		.27		.10		.01		7,627
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.06		.01		8,560
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.08		.01		22,394
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.14		.01		28,052
2012	1.00	.000	[c]	(.000)	[c]	1.00	.01		.27		.10		.01		22,797
Premier Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.52	[b]	.36	[b]	.01	[b]	21,744
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.11		.01		23,116
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.06		.01		17,446
2014	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.07		.01		12,414
2013	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.14		.01		25,154
2012	1.00	.000	[c]	(.000)	[c]	1.00	.01		.52		.10		.01		30,800

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Treasury Securities Cash Management
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.08	[a]	.21	[b]	.18	[b]	.16	[b]	27,216,858
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.21		.06		.01		30,851,896
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.04		.00	[d]	28,812,494
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.06		.00	[d]	32,447,753
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.21		.09		.00	[d]	24,581,949
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.22		.06		.00	[d]	18,888,211
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.47	[b]	.32	[b]	.01	[b]	2,098,919
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.07		.00	[d]	4,346,185
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.04		.00	[d]	3,549,024
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.06		.00	[d]	3,354,045
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.09		.00	[d]	4,067,494
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.46		.06		.00	[d]	4,150,220
Administrative Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.02	[a]	.31	[b]	.29	[b]	.05	[b]	2,317,888
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.07		.00	[d]	705,722
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.04		.00	[d]	683,313
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.06		.00	[d]	698,523
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.09		.00	[d]	749,657
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.31		.08		.00	[d]	609,825
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.61	[b]	.33	[b]	.01	[b]	2,332,911
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	3,234,511
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.04		.00	[d]	4,311,165
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	3,463,773
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.09		.00	[d]	3,674,210
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.61		.06		.00	[d]	2,866,413
Agency Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.04	[a]	.28	[b]	.26	[b]	.08	[b]	28,440
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.28		.06		.00	[d]	25,075
2015	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.04		.00	[d]	36,063
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.05		.00	[d]	42,183
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.27		.08		.00	[d]	24,151
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.26		.05		.00	[d]	20,746

a Not annualized.
b Annualized.
c Amount represents less than $.001 per share.
d Amount represents less than .01%.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Municipal Cash Management Plus
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.39	[c]	.26	[c]	.02	[c]	20,561
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.30		.10		.00	[d]	107,204
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.29		.13		.00	[d]	61,570
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.27		.20		.00	[d]	89,617
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.24		.23		.01		352,511
2012	1.00	.000	[a]	(.000)	[a]	1.00	.03		.24		.22		.03		346,483
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.64	[c]	.24	[c]	.01	[c]	30,720
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.54		.10		.00	[d]	101,477
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.54		.13		.00	[d]	155,166
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.52		.19		.00	[d]	152,336
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.49		.25		.00	[d]	211,525
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.49		.25		.00	[d]	257,005
Administrative Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.50	[c]	.28	[c]	.01	[c]	4,155
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.39		.10		.00	[d]	7,699
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.39		.13		.00	[d]	31,086
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.37		.18		.00	[d]	76,562
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.34		.25		.00	[d]	208,190
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.34		.26		.00	[d]	212,930
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.02	[b]	.81	[c]	.30	[c]	.01	[c]	14,022
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.01		.70		.10		.00	[d]	18,029
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.69		.13		.00	[d]	14,452
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.67		.19		.00	[d]	8,248
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.65		.25		.00	[d]	20,524
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.64		.25		.00	[d]	24,990

a  Amount represents less than $.001 per share.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus New York Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.04	[b]	.27	[c]	.21	[c]	.08	[c]	122,375
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.28		.10		.00	[d]	184,514
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.25		.13		.00	[d]	125,650
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.26		.18		.00	[d]	141,968
2013	1.00	.000	[a]	(.000)	[a]	1.00	.01		.25		.23		.01		133,276
2012	1.00	.000	[a]	(.000)	[a]	1.00	.03		.24		.21		.04		320,277
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.52	[c]	.30	[c]	.01	[c]	167,826
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.51		.11		.00	[d]	213,259
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.50		.13		.00	[d]	260,668
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.50		.18		.00	[d]	355,539
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.50		.24		.00	[d]	199,883
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.49		.25		.00	[d]	266,591
Administrative Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.37	[c]	.27	[c]	.03	[c]	14,539
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.36		.10		.00	[d]	20,650
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.35		.13		.00	[d]	10,176
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.36		.19		.00	[d]	9,914
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.35		.25		.00	[d]	10,136
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.34		.25		.00	[d]	21,442
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.68	[c]	.26	[c]	.01	[c]	803
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.68		.10		.00	[d]	1,407
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.66		.13		.00	[d]	1,195
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.66		.19		.00	[d]	3,242
2013	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.66		.25		.00	[d]	13,184
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.64		.25		.00	[d]	10,611

a Amount represents less than $.001 per share.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
See notes to financial statements.

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus Tax Exempt Cash Management
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.001		(.001)		1.00	.06	[a]	.23	[b]	.18	[b]	.12	[b]	1,503,988
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.23		.08		.00	[d]	1,555,860
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.24		.10		.00	[d]	1,617,674
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.24		.13		.00	[d]	1,849,687
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.24		.21		.00	[d]	1,775,527
2012	1.00	.000	[c]	(.000)	[c]	1.00	.03		.24		.20		.03		2,081,780
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.47	[b]	.30	[b]	.01	[b]	282,459
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.47		.08		.00	[d]	287,319
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.47		.10		.00	[d]	378,285
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.14		.00	[d]	408,593
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.21		.00	[d]	442,625
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.47		.22		.00	[d]	379,559
Administrative Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.03	[a]	.32	[b]	.24	[b]	.05	[b]	21,904
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.32		.08		.00	[d]	35,306
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.32		.10		.00	[d]	51,500
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.32		.14		.00	[d]	54,612
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.32		.21		.00	[d]	66,416
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.32		.22		.00	[d]	75,666
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[c]	(.000)	[c]	1.00	.01	[a]	.62	[b]	.27	[b]	.01	[b]	19,839
Year Ended January 31,
2016	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.08		.00	[d]	38,777
2015	1.00	.000	[c]	(.000)	[c]	1.00	.01		.62		.10		.00	[d]	31,119
2014	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.13		.00	[d]	44,184
2013	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.20		.00	[d]	36,305
2012	1.00	.000	[c]	(.000)	[c]	1.00	.00	[d]	.62		.21		.00	[d]	27,266

a Not annualized.
b Annualized.
c  Amount represents less than $.001 per share.
d Amount represents less than .01%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Per Share Data ($)								Ratios/Supplemental Data (%)
	Net Asset Value Beginning of Period	Net Investment Income		Dividends from Net Investment Income		Net Asset Value End of Period	Total Return (%)		Ratio of Total Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Net Assets End of Period ($ x 1,000)
Dreyfus California AMT-Free Municipal Cash Management
Institutional Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.04	[b]	.26	[c]	.19	[c]	.07	[c]	159,181
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	00	[d]	.29		.08		.00	[d]	202,860
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.24		.08		.00	[d]	202,238
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.24		.13		.00	[d]	144,855
2013	1.00	.001		(.001)		1.00	.06		.24		.22		.01		198,492
2012	1.00	.001		(.001)		1.00	.05		.24		.22		.05		174,160
Investor Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.50	[c]	.27	[c]	.01	[c]	162,543
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	00	[d]	.49		.06		.00	[d]	233,192
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.49		.08		00	[d]	232,633
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.49		.13		.00	[d]	236,729
2013	1.00	.000	[a]	(.000)	[a]	1.00	.04		.48		.22		.00	[d]	211,609
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.50		.27		.00	[d]	203,459
Participant Shares
Six Months Ended July 31, 2016 (Unaudited)	1.00	.000	[a]	(.000)	[a]	1.00	.01	[b]	.65	[c]	.29	[c]	.01	[c]	15,181
Year Ended January 31,
2016	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.64		.06		.00	[d]	12,331
2015	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.64		.08		.00	[d]	14,674
2014	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.64		.13		.00	[d]	24,157
2013	1.00	.000	[a]	(.000)	[a]	1.00	.04		.63		.22		.00	[d]	33,530
2012	1.00	.000	[a]	(.000)	[a]	1.00	.00	[d]	.64		.28		.00	[d]	61,651

a  Amount represents less than $.001 per share.
b Not annualized.
c Annualized.
d Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management (each, a “fund” and collectively, the “funds”) are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “Act”). Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management, Dreyfus Treasury Securities Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are diversified funds. Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management are non-diversified. Dreyfus Government Cash Management and Dreyfus Government Securities Cash Management are each a separate series of Dreyfus Government Cash Management Funds (the “Company”) and Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management are separate series of Dreyfus Tax Exempt Cash Management Funds (the “Trust”).

Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are exempt from federal income tax; Dreyfus New York Municipal Cash Management is exempt from federal, New York state and New York city personal income taxes and Dreyfus California AMT-Free Municipal Cash Management is exempt from federal and California state personal income taxes. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as each fund’s investment adviser.

The funds’ Boards of Trustees (the “Board”) approved, effective April 15, 2016, a proposal to change the names of “Dreyfus Government Prime Cash Management” and “Dreyfus Treasury Prime Cash Management” to “Dreyfus Government Securities Cash Management” and “Dreyfus Treasury Securities Cash Management”, respectively.

The Board approved, effective March 1, 2016, the termination of Dreyfus Treasury & Agency Cash Management’s Service Shares and Select Shares. The Board also approved, effective April 29, 2016, the termination of Dreyfus California AMT-Free Municipal Cash Management’s Administrative Shares.

As of the close of business on June 19, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Touchstone Institutional Money Market Fund were transferred to Dreyfus Cash Management in exchange for shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Touchstone Institutional Money Market Fund received Dreyfus Cash Management Institutional Shares in an amount equal to the aggregate net asset value of their investment in Touchstone Institutional Money Market Fund at the time of the exchange. The net asset value of Dreyfus Cash Management’s shares on the close of business on June 19, 2015, after the reorganization was $1.00, and a total of 518,912,697 shares were issued to shareholders of Touchstone Institutional Money Market Fund in the exchange.

As of the close of business on September 4, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus New York AMT-Free Municipal Cash Management were transferred to Dreyfus New York Municipal Cash Management in exchange for shares of Beneficial Interest of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus New York AMT-Free Municipal Cash Management’s Institutional, Investor, Administrative and Classic Shares received Dreyfus New York Municipal Cash Management’s Institutional, Investor, Administrative and Participant Shares, respectively, in an amount equal to the aggregate net asset value of their investment in Dreyfus New York AMT-Free Municipal Cash Management at the time of the exchange. The net asset value of Dreyfus New York Municipal Cash Management’s shares on the close of business on September 4, 2015, after the reorganization was $1.00, and a total of 20,719,739 Institutional, 18,378,257 Investor, 0 Administrative and 23,612 Participant Shares were issued to shareholders of Dreyfus New York AMT-Free Municipal Cash Management in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Each fund offers

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Institutional Shares, Investor Shares, Administrative Shares, Participant Shares and Agency Shares with the exception of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management which do not offer Agency Shares. Dreyfus California AMT-Free Municipal Cash Management does not offer Administrative Shares. In addition, Dreyfus Treasury & Agency Cash Management offers Premier Shares. Each share class, except Institutional Shares, is subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered (by Service Agents receiving Rule 12b-1 fees) to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

The Company and the Trust account separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company and the Trust enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At July 31, 2016, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At July 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the funds.

Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and each fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, each fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, each fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management to continue to qualify as a regulated investment company if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

It is the policy of Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management and Dreyfus California AMT-Free Municipal Cash Management to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended July 31, 2016, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended July 31, 2016, the funds did not incur any interest or penalties.

Each tax year in the three-year period ended January 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

Table 1 summarizes each relevant fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, realized subsequent to January 31, 2016.

Table 2 summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended January 31, 2016. The tax character of current year distributions will be determined at the end of the current fiscal year.

At July 31, 2016, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Mangement Fee and Other Transactions with Affiliates:

(a) Pursuant to separate management agreements with Dreyfus, the management fee of each fund is computed at the annual rate of .20% of the value of each fund’s average daily net assets and is payable monthly. For the funds listed in Table 3 below, with the exception of Dreyfus Municipal Cash Management Plus, Dreyfus had agreed, from February 1, 2016 through July 31, 2016, to waive receipt of its fee and/or assume the expenses of each fund so that the direct expenses of the Institutional shares of each fund do not exceed .18% of the value of the respective fund’s average daily net assets, provided that such expense limitation will be implemented for each fund only when the fund’s current gross one-day yield (before deducting fees and expenses from the yield) is 18 basis points or higher. This direct expense limitation was maintained at .18% during the period ended July 31, 2016. Effective August 8, 2016, the direct expenses of Dreyfus Government Cash Management’s Institutional Shares (in accordance with certain provisions as described above) do not exceed .13% of the value of the fund’s average daily net assets when the fund’s current gross one-day yield is 13 basis points or higher. To the extent that it is necessary for Dreyfus to waive receipt of its management fee (or reimburse a fund’s custody expense), the amount of the waiver will be applied equally to each share class of the fund. These expense limitations and waivers are voluntary, not contractual, and may be terminated by Dreyfus at any time. Effective June 2, 2016, Dreyfus has also agreed to assume .10% of management fees for Dreyfus Municipal Cash Management Plus. Table 3 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended July 31, 2016.

Table 3—Fee Waivers

Dreyfus Government Cash Management	$2,856,584
Dreyfus Government Securities Cash Management	632,186
Dreyfus Treasury & Agency Cash Management	2,569,481
Dreyfus Treasury Securities Cash Management	4,711,319
Dreyfus Municipal Cash Management Plus	15,709

Table 1—Capital Loss Carryover
	Short-Term Losses ($)†
Dreyfus Cash Management	-	††
Dreyfus Government Cash Management	323,739
Dreyfus Government Securities Cash Management	19,964
Dreyfus Treasury & Agency Cash Management	400,101
Dreyfus Treasury Securities Cash Management	58,925

† Short-term capital losses can be carried forward for an unlimited period.
†† In addition, the fund had $36,320 of capital losses realized after October 31, 2015, which were deferred for tax purposes to the first day of the following fiscal year.

Table 2—Tax Character of Distributions Paid
	2016
	Tax-Exempt Income ($)	Ordinary Income ($)	Long-Term Capital Gains ($)
Dreyfus Cash Management	–	14,384,873	–
Dreyfus Government Cash Management	–	4,559,717	–
Dreyfus Government Securities Cash Management	–	262,307	–
Dreyfus Treasury & Agency Cash Management	–	3,922,611	–
Dreyfus Treasury Securities Cash Management	–	1,768,699	–
Dreyfus Municipal Cash Management Plus	3,468	25,894	–
Dreyfus New York Municipal Cash Management	5,424	2,277	–
Dreyfus Tax Exempt Cash Management	25,823	62,057	77,779
Dreyfus California AMT-Free Municipal Cash Management	5,881	–	8,385

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 4 summarizes the reduction in expenses for each fund, pursuant to these undertakings, during the period ended July 31, 2016.

Table 4—Expense Reductions

Dreyfus Cash Management	$415,028
Dreyfus Government Cash Management	423,183
Dreyfus Government Securities Cash Management	567,992
Dreyfus Treasury & Agency Cash Management	1,620,228
Dreyfus Treasury Securities Cash Management	5,787,522
Dreyfus Municipal Cash Management Plus	190,094
Dreyfus New York Municipal Cash Management	265,620
Dreyfus Tax Exempt Cash Management	686,496
Dreyfus California AMT-Free Municipal Cash Management	336,254

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares, each fund pays (and with respect to Dreyfus Treasury & Agency Cash Management’s Service Shares and Select Shares paid) the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services relating to shareholders of the respective class of shares. Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares pay the Distributor at annual rates of .25%, .10%, .40%, .06% and .31%, respectively, of the value of the applicable share class’ average daily net assets. Service Shares and Select Shares paid the Distributor as described above at annual rates of .50% and .80%, respectively. These services include answering shareholder inquiries regarding the funds and providing reports and other information and services related to the maintenance of shareholder accounts (“Servicing”). Under the Service Plan, as to each class, the Distributor may make payments to Service Agents with respect to these services. Generally, the Service Agent may provide holders of Investor Shares, Administrative Shares, Participant Shares, Agency Shares and Premier Shares a consolidated statement. The Service Agent will generally also provide the holders of Investor Shares, Participant Shares and/or Premier Shares automated teller check writing privileges and, in the case of Participant Shares and Premier Shares, automated teller machine access and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 5 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended July 31, 2016.

Table 5—Service Plan Fees

	Investor Shares ($)	Administrative Shares ($)	Participant Shares ($)	Service Shares ($)	Select Shares ($)	Agency Shares ($)	Premier Shares ($)
Dreyfus Cash Management	1,545,527	896,438	1,587,444	-	-	52,932	-
Dreyfus Government Cash Management	1,566,123	381,087	83,508	-	-	23,336	-
Dreyfus Government Securities Cash Management	594,701	239,323	591,213	-	-	4,219	-
Dreyfus Treasury & Agency Cash Management	2,934,045	152,000	1,174,259	1,091	3,290	2,690	42,603
Dreyfus Treasury Securities Cash Management	4,368,667	514,419	5,485,802	-	-	6,888	-
Dreyfus Municipal Cash Management Plus	63,985	2,655	30,236	-	-	-	-
Dreyfus New York Municipal Cash Management	225,349	7,710	2,306	-	-	-	-
Dreyfus Tax Exempt Cash Management	363,513	13,728	67,859	-	-	-	-
Dreyfus California AMT-Free Municipal Cash Management	273,798	-	29,238	-	-	-	-

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each fund has adopted a Shareholder Services Plan with respect to its Institutional Shares. Each fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of each fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the funds and providing reports and other information, and services related to the maintenance of shareholder accounts. Table 6 summarizes the amount each fund’s Institutional Shares were charged pursuant to the Shareholder Services Plan during the period ended July 31, 2016.

Table 6—Shareholder Services Plan Fees

Dreyfus Cash Management	$138,569
Dreyfus Government Cash Management	76,076
Dreyfus Government Securities Cash Management	4,539
Dreyfus Treasury & AgencyCash Management	66,138
Dreyfus Treasury Securities Cash Management	82,337
Dreyfus Municipal Cash Management Plus	5,152
Dreyfus New York Municipal Cash Management	2,912
Dreyfus Tax Exempt Cash Management	22,212
Dreyfus California AMT-Free Municipal Cash Management	11,265

The funds have arrangements with the transfer agent and the custodian whereby the funds may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the funds include net earnings credits as expense offsets in the Statements of Operations.

Each fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the funds. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. Table 7 summarizes the amount each fund was charged during the period ended July 31, 2016 for cash management services, which is included in Shareholder servicing costs in the Statements of Operations. Cash management fees were partially offset by earnings credits, also summarized in Table 7.

Each fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for each fund. These fees are determined based on net assets, geographic region and transaction activity. Table 8 summarizes the amount each fund was charged during the period ended July 31, 2016 pursuant to the custody agreement. These fees were partially offset by earnings credits for each relevant fund, also summarized in Table 8.

During the period ended July 31, 2016, each fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

Table 9 summarizes the components of “Due to The Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

Table 7—Transfer Agency Agreement Fees and Cash Management Agreement Fees
	Transfer Agency Fees ($)	Dreyfus Transfer, Inc. Cash Management Fees ($)	Dreyfus Transfer, Inc. Earnings Credits ($)
Dreyfus Cash Management	61,527	686	(329)
Dreyfus Government Cash Management	2,899	428	(203)
Dreyfus Government Securities Cash Management	9,878	99	(48)
Dreyfus Treasury & Agency Cash Management	23	172	(82)
Dreyfus Treasury Securities Cash Management	252,571	8,554	(4,310)
Dreyfus Municipal Cash Management Plus	647	33	(16)
Dreyfus New York Municipal Cash Management	1,175	65	(31)
Dreyfus Tax Exempt Cash Management	1,656	85	(41)
Dreyfus California AMT-Free Municipal Cash Management	304	14	(7)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. Table 10 summarizes the amounts of purchases and sales of securities engaged in by each relevant fund pursuant to Rule 17a-7 under the Act during the period ended July 31, 2016.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the funds’ operations, financial statements and accompanying notes.

Table 8—Custody Agreement Fees
	Custody Fees ($)	Earnings Credits ($)
Dreyfus Cash Management	326,008	(24,072)
Dreyfus Government Cash Management	289,454	-
Dreyfus Government Securities Cash Management	83,400	(849)
Dreyfus Treasury & Agency Cash Management	305,536	(612)
Dreyfus Treasury Securities Cash Management	510,451	(39,044)
Dreyfus Municipal Cash Management Plus	10,001	(85)
Dreyfus New York Municipal Cash Management	16,372	–
Dreyfus Tax Exempt Cash Management	53,530	(7,811)
Dreyfus California AMT-Free Municipal Cash Management	18,305	–

Table 9—Due to The Dreyfus Corporation and Affiliates
	Management Fees ($)	Service Plan Fees ($)	Custodian Fees ($)	Shareholder Service Plan Fees ($)	Chief Compliance Officer Fees ($)	Transfer Agency Fees ($)	Less Expense Reimbursement ($)
Dreyfus Cash Management	3,432,755	659,330	299,364	43,000	5,614	8,050	(85,584)
Dreyfus Government Cash Management	4,485,895	444,330	224,874	22,000	5,614	4,077	(664,212)
Dreyfus Government Securities Cash Management	743,949	239,692	64,916	1,000	5,614	2,441	(206,991)
Dreyfus Treasury & Agency Cash Management	3,165,564	722,070	249,992	21,000	5,614	2,033	(683,788)
Dreyfus Treasury Securities Cash Management	5,676,735	1,490,451	395,368	26,000	5,614	91,601	(1,529,566)
Dreyfus Municipal Cash Management Plus	13,246	11,302	10,005	1,000	5,614	240	(20,294)
Dreyfus New York Municipal Cash Management	51,656	37,336	15,154	1,000	5,614	452	(16,157)
Dreyfus Tax Exempt Cash Management	330,410	72,217	37,683	6,000	5,614	563	(20,439)
Dreyfus California AMT-Free Municipal Cash Management	59,304	42,795	15,623	3,000	5,614	114	(19,501)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Subsequent Event:

Beginning October 10, 2016, each of Dreyfus Cash Management and Dreyfus Tax Exempt Cash Management will calculate its net asset value (NAV) to four decimals (e.g., $1.0000) and the fund’s NAV will “float,” meaning that it will fluctuate with changes in the values of the fund’s portfolio securities.

Table 10—Affiliated Portfolio Holdings Transactions
	Purchases ($)	Sales ($)
Dreyfus Municipal Cash Management Plus	90,535,000	205,925,000
Dreyfus New York Municipal Cash Management	153,320,000	239,750,000
Dreyfus Tax Exempt Cash Management	859,745,000	572,780,000
Dreyfus California AMT-Free Municipal Cash Management	340,893,000	306,785,000

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Boards of Trustees (the “Board”) held on April 26, 2016, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. For each fund, Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended February 29, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds. The Board discussed with representatives of Dreyfus the results of the performance comparisons for each fund and noted the following:

For Dreyfus Cash Management, the fund’s total return performance was below the Performance Group median and above the Performance Universe median for the various periods;

For Dreyfus Government Cash Management, the fund’s total return performance was at or within two basis points of the Performance Group median and at or above the Performance Universe median for the various periods;

For Dreyfus Government Securities Cash Management, the fund’s total return performance was within four basis points of the Performance Group median and above or within one basis point of the Performance Universe median for the various periods;

For Dreyfus Treasury & Agency Cash Management, the fund’s total return performance was at or within three basis points of the Performance Group median and above the Performance Universe median for the various periods;

For Dreyfus Treasury Securities Cash Management, the fund’s total return performance was at or within one basis point of the Performance Group median and at or within one basis point of the Performance Universe median for the various periods;

For Dreyfus Tax Exempt Cash Management, the fund’s total return performance was within three basis points of the Performance Group median and above or within one basis point of the Performance Universe median for the various periods;

For Dreyfus Municipal Cash Management Plus, the fund’s total return performance was above or within two basis points of the Performance Group median and above or within one basis point of the Performance Universe median for the various periods;

INFORMATION ABOUT THE RENEWAL OF EACH FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

For Dreyfus New York Municipal Cash Management, the fund’s total return performance was above or within one basis point of the Performance Group median and Performance Universe median for the various periods;

For Dreyfus California AMT-Free Cash Management, the fund’s total return performance was at or within one basis point of the Performance Group median and Performance Universe median for the various periods.

For each fund, the Board also reviewed the range of actual and contractual management fees and total expenses of the fund’s Expense Group and Expense Universe funds and discussed the results of the comparisons.

For Dreyfus Cash Management, the fund’s contractual management fee was below the Expense Group median and the actual management fee and total expenses were above the Expense Group and Expense Universe medians (total expenses were approximately equal to the Expense Universe median);

For Dreyfus Government Cash Management, the fund’s contractual management fee was at the Expense Group median and the actual management fee and total expenses were approximately equal to the Expense Group medians and above the Expense Universe medians;

For Dreyfus Government Securities Cash Management, the fund’s contractual management fee was above the Expense Group median, the actual management fee was above the Expense Group and Expense Universe medians and the total expenses were approximately equal to and below the Expense Group and Expense Universe medians, respectively;

For Dreyfus Treasury & Agency Cash Management, the fund’s contractual management fee was above the Expense Group median and the actual management fee and total expenses were approximately equal to and above the Expense Group and Expense Universe medians, respectively;

For Dreyfus Treasury Securities Cash Management, the fund’s contractual management fee was at the Expense Group median, the actual management fee was above the Expense Group median and below the Expense Universe median and the total expenses were below the Expense Group and Expense Universe medians;

For Dreyfus Tax Exempt Cash Management, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group and Expense Universe medians and the total expenses were at the Expense Group median and above the Expense Universe median;

For Dreyfus Municipal Cash Management Plus, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group median and below the Expense Universe median and the total expenses were above the Expense Group and Expense Universe medians;

For Dreyfus New York Municipal Cash Management, the fund’s contractual management fee was below the Expense Group median, the actual management fee was above the Expense Group and Expense Universe medians and the total expenses were above the Expense Group and Expense Universe medians;

For Dreyfus California AMT-Free Cash Management, the fund’s contractual management fee was below the Expense Group median, the actual management fee was at the Expense Group and Expense Universe medians and the total expenses were slightly above the Expense Group and Expense Universe medians.

For each fund, the Board considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

For each fund, Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement for each fund and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined, as to each fund, as follows.

The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

The Board generally was satisfied with the fund’s relative performance.

The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the relevant Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for each fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew each Agreement.

For More Information

Dreyfus Cash Management Funds
200 Park Avenue
New York, NY 1016

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 1016

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Institutional	Investor	Administrative	Participant	Agency	Premier
Dreyfus Cash Management	DICXX	DVCXX	DSCXX	DPCXX	DMCXX
Dreyfus Government Cash Management	DGCXX	DGVXX	DAGXX	DPGXX	DGMXX
Dreyfus Government Securities Cash Management	DIPXX	DVPXX	DAPXX	DGPXX	DRPXX
Dreyfus Treasury & Agency Cash Management	DTRXX	DTVXX	DTAXX	DTPXX	DYAXX	DYPXX
Dreyfus Treasury Securities Cash Management	DIRXX	DVRXX	DARXX	DPRXX	DSAXX
Dreyfus Municipal Cash Management Plus	DIMXX	DVMXX	DAMXX	DMPXX
Dreyfus New York Municipal Cash Management	DIYXX	DVYXX	DAYXX	DPYXX
Dreyfus Tax Exempt Cash Management	DEIXX	DEVXX	DEAXX	DEPXX
Dreyfus California AMT-Free Municipal Cash Management	DIIXX	DAIXX		DFPXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621

Mail Dreyfus Investments Division, 144 Glen Curtiss Boulevard, Uniondale, NY 11556-0144

Internet Access Dreyfus Investments Division at www.dreyfus.com
You can obtain product information and e-mail requests for information or literature

Each fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation CMGTSA0716

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York Municipal Cash Management

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    September 27, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 27, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)